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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04933

                      Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      4601 North Fairfax Drive, Suite 1130, Arlington, Virginia, 22203-1547
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

   CT Corporation System, 4701 Cox Road, Suite 301, Glen Allen, Virginia 23060
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (800) 338-3383

Date of fiscal year end:      6/30/05

Date of reporting period:     7/1/04 to 6/30/05

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

REGISTRANT'S ANNUAL REPORTS TO SHAREHOLDERS FOR THE YEAR ENDED JUNE 30, 2005 ARE ATTACHED BELOW.

--------------------------------------------------------------------------------
                                                            CCRF Prime Portfolio
                                                          CCRF Federal Portfolio
                                                                   Annual Report
                                                                   June 30, 2005

                                   [GRAPHIC]


                                                             [LOGO] Commonwealth
                                                             -------------------
                                                               Cash Reserve Fund
--------------------------------------------------------------------------------

                                Table of Contents

Message from the Investment Adviser .......................................    1

Report of Independent Registered Public Accounting Firm ...................    3

Financial Highlights ......................................................    4

Statements of Net Assets ..................................................    5

Statements of Operations ..................................................    7

Statements of Changes in Net Assets .......................................    8

Notes to Financial Statements .............................................    9

Information About the Fund's Board of
Directors, Officers and Advisory Board ....................................   14

Information About Fund Expenses ...........................................   17

                    For further information on the Fund, call
                   1-800-338-3383 or visit us at www.ccrf.net

The Fund filed its complete schedule of portfolio holdings with the SEC for the Fund's first and third fiscal quarters on Form N-Q. The Fund's form N-Q filings are available on the SEC's website at http://www.sec.gov.The Fund's form N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from the Fund's Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Fund's proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC's website at http://www.sec.gov. In addition, you may obtain a free report on the Fund's proxy voting record during the 12 months ended June 30, 2005 either by calling 1-800-338-3383 or visiting the SEC's website at http://www.sec.gov.

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

Message from the Investment Adviser

We are pleased to present the annual report for the Commonwealth Cash Reserve Fund, Inc. (the "Fund") for the year ended June 30, 2005. This has been a busy year for the Fund. On September 17, 2004, the Fund added a new portfolio, CCRF SNAP. CCRF SNAP is designed to meet the bond proceeds investment needs of public fund investors in the Commonwealth of Virginia. CCRF SNAP is part of the Virginia State Non-Arbitrage Program (SNAP(R) Program) for which PFM Asset Management LLC serves as Investment Manager. CCRF SNAP has brought over 100 new local government investors and nearly $2 billion in assets to the Fund. CCRF SNAP is managed by the same team of professionals that have operated the CCRF Prime and CCRF Federal portfolios and is also rated "AAAm" by Standard & Poor's. This annual report includes financial information on CCRF Prime and CCRF Federal. For information on CCRF SNAP, please see the SNAP Fund Annual Report dated June 30, 2005.

Interest rates moved higher over the past year as the Federal Reserve undertook a campaign to raise overnight rates after two years at or near historic lows, and investors responded to solid economic growth and the prospect of accelerating prices. The increase in rates improved investment earnings for fund participants after a period when short-term rates hovered close to zero.

As the chart below illustrates, the net 7-day yield of the CCRF Prime and Federal portfolios each increased over 1.75% from June 30, 2004 to June 30, 2005. Higher fund yields translate into higher interest income for our investors.

                               CCRF 7-Day Yields

  [The following table was depicted as a line chart in the printed material.]

        date              CCRF Prime 7-Day Yield      CCRF Federal 7-Day Yield
      7/1/2004                    1.09%                        0.96%
      7/2/2004                    1.11%                        0.98%
      7/3/2004                    1.13%                        1.01%
      7/4/2004                    1.16%                        1.03%
      7/5/2004                    1.18%                        1.05%
      7/6/2004                    1.19%                        1.08%
      7/7/2004                    1.19%                        1.09%
      7/8/2004                    1.19%                        1.09%
      7/9/2004                    1.19%                        1.09%
     7/10/2004                    1.19%                        1.09%
     7/11/2004                    1.19%                        1.09%
     7/12/2004                    1.18%                        1.09%
     7/13/2004                    1.19%                        1.09%
     7/14/2004                    1.19%                        1.09%
     7/15/2004                    1.19%                        1.09%
     7/16/2004                    1.19%                        1.09%
     7/17/2004                    1.20%                        1.09%
     7/18/2004                    1.20%                        1.09%
     7/19/2004                    1.20%                        1.09%
     7/20/2004                    1.20%                        1.09%
     7/21/2004                    1.20%                        1.09%
     7/22/2004                    1.20%                        1.09%
     7/23/2004                    1.20%                        1.09%
     7/24/2004                    1.19%                        1.09%
     7/25/2004                    1.19%                        1.09%
     7/26/2004                    1.19%                        1.09%
     7/27/2004                    1.19%                        1.09%
     7/28/2004                    1.20%                        1.09%
     7/29/2004                    1.20%                        1.09%
     7/30/2004                    1.21%                        1.09%
     7/31/2004                    1.22%                        1.09%
      8/1/2004                    1.22%                        1.09%
      8/2/2004                    1.23%                        1.09%
      8/3/2004                    1.24%                        1.09%
      8/4/2004                    1.24%                        1.10%
      8/5/2004                    1.25%                        1.10%
      8/6/2004                    1.25%                        1.12%
      8/7/2004                    1.26%                        1.14%
      8/8/2004                    1.27%                        1.16%
      8/9/2004                    1.27%                        1.19%
     8/10/2004                    1.28%                        1.22%
     8/11/2004                    1.30%                        1.24%
     8/12/2004                    1.32%                        1.27%
     8/13/2004                    1.34%                        1.26%
     8/14/2004                    1.36%                        1.25%
     8/15/2004                    1.37%                        1.23%
     8/16/2004                    1.38%                        1.23%
     8/17/2004                    1.39%                        1.23%
     8/18/2004                    1.39%                        1.23%
     8/19/2004                    1.38%                        1.23%
     8/20/2004                    1.38%                        1.24%
     8/21/2004                    1.39%                        1.26%
     8/22/2004                    1.39%                        1.28%
     8/23/2004                    1.38%                        1.28%
     8/24/2004                    1.37%                        1.28%
     8/25/2004                    1.37%                        1.29%
     8/26/2004                    1.36%                        1.29%
     8/27/2004                    1.35%                        1.29%
     8/28/2004                    1.35%                        1.30%
     8/29/2004                    1.34%                        1.30%
     8/30/2004                    1.34%                        1.30%
     8/31/2004                    1.34%                        1.31%
      9/1/2004                    1.35%                        1.31%
      9/2/2004                    1.35%                        1.31%
      9/3/2004                    1.35%                        1.29%
      9/4/2004                    1.36%                        1.28%
      9/5/2004                    1.36%                        1.26%
      9/6/2004                    1.36%                        1.25%
      9/7/2004                    1.36%                        1.25%
      9/8/2004                    1.36%                        1.25%
      9/9/2004                    1.35%                        1.25%
     9/10/2004                    1.36%                        1.27%
     9/11/2004                    1.36%                        1.28%
     9/12/2004                    1.36%                        1.30%
     9/13/2004                    1.36%                        1.32%
     9/14/2004                    1.36%                        1.32%
     9/15/2004                    1.36%                        1.33%
     9/16/2004                    1.37%                        1.34%
     9/17/2004                    1.38%                        1.36%
     9/18/2004                    1.39%                        1.37%
     9/19/2004                    1.40%                        1.38%
     9/20/2004                    1.40%                        1.39%
     9/21/2004                    1.41%                        1.40%
     9/22/2004                    1.43%                        1.42%
     9/23/2004                    1.44%                        1.43%
     9/24/2004                    1.45%                        1.45%
     9/25/2004                    1.47%                        1.46%
     9/26/2004                    1.48%                        1.48%
     9/27/2004                    1.49%                        1.49%
     9/28/2004                    1.50%                        1.51%
     9/29/2004                    1.51%                        1.51%
     9/30/2004                    1.51%                        1.51%
     10/1/2004                    1.52%                        1.51%
     10/2/2004                    1.52%                        1.51%
     10/3/2004                    1.53%                        1.51%
     10/4/2004                    1.53%                        1.51%
     10/5/2004                    1.53%                        1.51%
     10/6/2004                    1.53%                        1.51%
     10/7/2004                    1.53%                        1.51%
     10/8/2004                    1.54%                        1.51%
     10/9/2004                    1.54%                        1.51%
    10/10/2004                    1.54%                        1.51%
    10/11/2004                    1.54%                        1.51%
    10/12/2004                    1.54%                        1.51%
    10/13/2004                    1.60%                        1.51%
    10/14/2004                    1.66%                        1.51%
    10/15/2004                    1.71%                        1.51%
    10/16/2004                    1.77%                        1.51%
    10/17/2004                    1.83%                        1.51%
    10/18/2004                    1.89%                        1.51%
    10/19/2004                    1.95%                        1.51%
    10/20/2004                    1.95%                        1.51%
    10/21/2004                    1.95%                        1.51%
    10/22/2004                    1.95%                        1.51%
    10/23/2004                    1.95%                        1.51%
    10/24/2004                    1.95%                        1.52%
    10/25/2004                    1.91%                        1.52%
    10/26/2004                    1.86%                        1.52%
    10/27/2004                    1.82%                        1.52%
    10/28/2004                    1.78%                        1.52%
    10/29/2004                    1.74%                        1.52%
    10/30/2004                    1.70%                        1.53%
    10/31/2004                    1.66%                        1.53%
     11/1/2004                    1.66%                        1.53%
     11/2/2004                    1.67%                        1.53%
     11/3/2004                    1.68%                        1.53%
     11/4/2004                    1.68%                        1.53%
     11/5/2004                    1.69%                        1.53%
     11/6/2004                    1.70%                        1.54%
     11/7/2004                    1.71%                        1.54%
     11/8/2004                    1.71%                        1.55%
     11/9/2004                    1.72%                        1.55%
    11/10/2004                    1.73%                        1.57%
    11/11/2004                    1.74%                        1.59%
    11/12/2004                    1.75%                        1.61%
    11/13/2004                    1.76%                        1.64%
    11/14/2004                    1.77%                        1.66%
    11/15/2004                    1.79%                        1.70%
    11/16/2004                    1.81%                        1.75%
    11/17/2004                    1.82%                        1.78%
    11/18/2004                    1.83%                        1.81%
    11/19/2004                    1.84%                        1.83%
    11/20/2004                    1.86%                        1.85%
    11/21/2004                    1.87%                        1.87%
    11/22/2004                    1.86%                        1.88%
    11/23/2004                    1.86%                        1.88%
    11/24/2004                    1.86%                        1.88%
    11/25/2004                    1.87%                        1.88%
    11/26/2004                    1.87%                        1.88%
    11/27/2004                    1.87%                        1.88%
    11/28/2004                    1.87%                        1.88%
    11/29/2004                    1.87%                        1.88%
    11/30/2004                    1.87%                        1.88%
     12/1/2004                    1.88%                        1.88%
     12/2/2004                    1.88%                        1.88%
     12/3/2004                    1.88%                        1.88%
     12/4/2004                    1.89%                        1.87%
     12/5/2004                    1.89%                        1.87%
     12/6/2004                    1.90%                        1.87%
     12/7/2004                    1.90%                        1.87%
     12/8/2004                    1.91%                        1.87%
     12/9/2004                    1.91%                        1.87%
    12/10/2004                    1.91%                        1.87%
    12/11/2004                    1.92%                        1.87%
    12/12/2004                    1.92%                        1.87%
    12/13/2004                    1.93%                        1.88%
    12/14/2004                    1.95%                        1.89%
    12/15/2004                    1.96%                        1.90%
    12/16/2004                    1.98%                        1.91%
    12/17/2004                    2.00%                        1.94%
    12/18/2004                    2.02%                        1.96%
    12/19/2004                    2.05%                        1.99%
    12/20/2004                    2.06%                        2.01%
    12/21/2004                    2.08%                        2.04%
    12/22/2004                    2.09%                        2.06%
    12/23/2004                    2.09%                        2.08%
    12/24/2004                    2.09%                        2.09%
    12/25/2004                    2.09%                        2.09%
    12/26/2004                    2.09%                        2.10%
    12/27/2004                    2.10%                        2.10%
    12/28/2004                    2.10%                        2.10%
    12/29/2004                    2.10%                        2.10%
    12/30/2004                    2.10%                        2.10%
    12/31/2004                    2.10%                        2.12%
      1/1/2005                    2.11%                        2.13%
      1/2/2005                    2.11%                        2.14%
      1/3/2005                    2.11%                        2.16%
      1/4/2005                    2.12%                        2.17%
      1/5/2005                    2.12%                        2.18%
      1/6/2005                    2.12%                        2.20%
      1/7/2005                    2.13%                        2.20%
      1/8/2005                    2.13%                        2.20%
      1/9/2005                    2.13%                        2.20%
     1/10/2005                    2.13%                        2.20%
     1/11/2005                    2.13%                        2.20%
     1/12/2005                    2.13%                        2.20%
     1/13/2005                    2.13%                        2.20%
     1/14/2005                    2.13%                        2.08%
     1/15/2005                    2.13%                        1.96%
     1/16/2005                    2.13%                        1.84%
     1/17/2005                    2.13%                        1.72%
     1/18/2005                    2.13%                        1.71%
     1/19/2005                    2.13%                        1.69%
     1/20/2005                    2.13%                        1.68%
     1/21/2005                    2.13%                        1.78%
     1/22/2005                    2.13%                        1.89%
     1/23/2005                    2.13%                        1.99%
     1/24/2005                    2.13%                        2.10%
     1/25/2005                    2.13%                        2.10%
     1/26/2005                    2.14%                        2.10%
     1/27/2005                    2.14%                        2.10%
     1/28/2005                    2.15%                        2.10%
     1/29/2005                    2.16%                        2.10%
     1/30/2005                    2.17%                        2.10%
     1/31/2005                    2.18%                        2.10%
      2/1/2005                    2.19%                        2.10%
      2/2/2005                    2.20%                        2.12%
      2/3/2005                    2.20%                        2.14%
      2/4/2005                    2.20%                        2.15%
      2/5/2005                    2.21%                        2.17%
      2/6/2005                    2.21%                        2.19%
      2/7/2005                    2.22%                        2.21%
      2/8/2005                    2.22%                        2.22%
      2/9/2005                    2.22%                        2.22%
     2/10/2005                    2.23%                        2.22%
     2/11/2005                    2.23%                        2.22%
     2/12/2005                    2.24%                        2.22%
     2/13/2005                    2.24%                        2.22%
     2/14/2005                    2.25%                        2.22%
     2/15/2005                    2.25%                        2.23%
     2/16/2005                    2.26%                        2.25%
     2/17/2005                    2.27%                        2.27%
     2/18/2005                    2.27%                        2.29%
     2/19/2005                    2.28%                        2.32%
     2/20/2005                    2.28%                        2.34%
     2/21/2005                    2.28%                        2.36%
     2/22/2005                    2.29%                        2.37%
     2/23/2005                    2.29%                        2.37%
     2/24/2005                    2.29%                        2.37%
     2/25/2005                    2.30%                        2.37%
     2/26/2005                    2.30%                        2.38%
     2/27/2005                    2.31%                        2.38%
     2/28/2005                    2.32%                        2.38%
      3/1/2005                    2.31%                        2.38%
      3/2/2005                    2.31%                        2.37%
      3/3/2005                    2.30%                        2.37%
      3/4/2005                    2.30%                        2.37%
      3/5/2005                    2.29%                        2.37%
      3/6/2005                    2.29%                        2.37%
      3/7/2005                    2.28%                        2.37%
      3/8/2005                    2.28%                        2.37%
      3/9/2005                    2.29%                        2.37%
     3/10/2005                    2.29%                        2.38%
     3/11/2005                    2.30%                        2.38%
     3/12/2005                    2.31%                        2.37%
     3/13/2005                    2.31%                        2.37%
     3/14/2005                    2.32%                        2.37%
     3/15/2005                    2.32%                        2.37%
     3/16/2005                    2.32%                        2.37%
     3/17/2005                    2.32%                        2.36%
     3/18/2005                    2.33%                        2.37%
     3/19/2005                    2.33%                        2.37%
     3/20/2005                    2.33%                        2.38%
     3/21/2005                    2.33%                        2.38%
     3/22/2005                    2.34%                        2.40%
     3/23/2005                    2.35%                        2.41%
     3/24/2005                    2.35%                        2.43%
     3/25/2005                    2.35%                        2.45%
     3/26/2005                    2.35%                        2.46%
     3/27/2005                    2.36%                        2.48%
     3/28/2005                    2.36%                        2.50%
     3/29/2005                    2.35%                        2.51%
     3/30/2005                    2.35%                        2.51%
     3/31/2005                    2.36%                        2.52%
      4/1/2005                    2.37%                        2.53%
      4/2/2005                    2.39%                        2.54%
      4/3/2005                    2.41%                        2.55%
      4/4/2005                    2.43%                        2.56%
      4/5/2005                    2.45%                        2.56%
      4/6/2005                    2.47%                        2.56%
      4/7/2005                    2.49%                        2.56%
      4/8/2005                    2.50%                        2.56%
      4/9/2005                    2.51%                        2.56%
     4/10/2005                    2.52%                        2.56%
     4/11/2005                    2.52%                        2.56%
     4/12/2005                    2.53%                        2.56%
     4/13/2005                    2.54%                        2.56%
     4/14/2005                    2.56%                        2.57%
     4/15/2005                    2.57%                        2.57%
     4/16/2005                    2.58%                        2.58%
     4/17/2005                    2.59%                        2.58%
     4/18/2005                    2.60%                        2.59%
     4/19/2005                    2.60%                        2.60%
     4/20/2005                    2.60%                        2.61%
     4/21/2005                    2.60%                        2.62%
     4/22/2005                    2.60%                        2.64%
     4/23/2005                    2.61%                        2.65%
     4/24/2005                    2.61%                        2.66%
     4/25/2005                    2.62%                        2.67%
     4/26/2005                    2.62%                        2.69%
     4/27/2005                    2.63%                        2.70%
     4/28/2005                    2.64%                        2.71%
     4/29/2005                    2.65%                        2.72%
     4/30/2005                    2.65%                        2.73%
      5/1/2005                    2.66%                        2.73%
      5/2/2005                    2.67%                        2.74%
      5/3/2005                    2.67%                        2.74%
      5/4/2005                    2.68%                        2.74%
      5/5/2005                    2.68%                        2.74%
      5/6/2005                    2.69%                        2.74%
      5/7/2005                    2.69%                        2.74%
      5/8/2005                    2.70%                        2.75%
      5/9/2005                    2.71%                        2.75%
     5/10/2005                    2.72%                        2.76%
     5/11/2005                    2.73%                        2.76%
     5/12/2005                    2.73%                        2.77%
     5/13/2005                    2.74%                        2.73%
     5/14/2005                    2.74%                        2.70%
     5/15/2005                    2.74%                        2.67%
     5/16/2005                    2.74%                        2.67%
     5/17/2005                    2.75%                        2.66%
     5/18/2005                    2.75%                        2.66%
     5/19/2005                    2.75%                        2.65%
     5/20/2005                    2.75%                        2.69%
     5/21/2005                    2.75%                        2.72%
     5/22/2005                    2.75%                        2.75%
     5/23/2005                    2.75%                        2.75%
     5/24/2005                    2.75%                        2.75%
     5/25/2005                    2.75%                        2.75%
     5/26/2005                    2.75%                        2.75%
     5/27/2005                    2.75%                        2.76%
     5/28/2005                    2.75%                        2.76%
     5/29/2005                    2.75%                        2.76%
     5/30/2005                    2.75%                        2.77%
     5/31/2005                    2.76%                        2.77%
      6/1/2005                    2.76%                        2.77%
      6/2/2005                    2.77%                        2.77%
      6/3/2005                    2.77%                        2.76%
      6/4/2005                    2.78%                        2.76%
      6/5/2005                    2.78%                        2.76%
      6/6/2005                    2.79%                        2.76%
      6/7/2005                    2.78%                        2.76%
      6/8/2005                    2.78%                        2.76%
      6/9/2005                    2.78%                        2.76%
     6/10/2005                    2.77%                        2.76%
     6/11/2005                    2.77%                        2.76%
     6/12/2005                    2.77%                        2.76%
     6/13/2005                    2.77%                        2.75%
     6/14/2005                    2.77%                        2.75%
     6/15/2005                    2.77%                        2.76%
     6/16/2005                    2.78%                        2.76%
     6/17/2005                    2.78%                        2.77%
     6/18/2005                    2.79%                        2.77%
     6/19/2005                    2.79%                        2.78%
     6/20/2005                    2.79%                        2.78%
     6/21/2005                    2.79%                        2.79%
     6/22/2005                    2.80%                        2.79%
     6/23/2005                    2.80%                        2.80%
     6/24/2005                    2.80%                        2.81%
     6/25/2005                    2.81%                        2.82%
     6/26/2005                    2.81%                        2.83%
     6/27/2005                    2.82%                        2.84%
     6/28/2005                    2.83%                        2.85%
     6/29/2005                    2.84%                        2.87%
     6/30/2005                    2.85%                        2.89%

A number of factors contributed to the rise in interest rates. Chief among them was the Federal Open Market Committee's decision in May 2004 to begin raising short-term interest rates toward more normal levels. By June 30, the Fed raised the target federal funds rate in a series of 1/4 point increases, pushing the target overnight lending rate up from 1.00% in May of 2004 to 3.25% by June 30, 2005.

Although rising interest rates can erode market value and may depress total returns, these effects are more intensely felt in longer duration portfolios. The short average maturity of the CCRF portfolios help insulate them from this effect and enables their yields to follow closely those of other short-term money market instruments.

The decision to move away from an accommodative monetary policy came as the U.S. moved into its third straight year of solid economic growth, with 2004 Gross Domestic Product ("GDP") expanding at 3.9%, and GDP growth in the first calendar quarter of 2005 continuing this strength. Further, the labor market rebounded in 2004 posting a gain of an additional 2.2 million jobs to non-farm payrolls versus an increase of only 94,000 in 2003. This trend also continued in the first months of 2005 with the economy adding more than a


                                          CCRF Annual Report ~ June 30, 2005 | 1

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

million jobs from January through June. This, coupled with another strong showing in the equity markets - the Standard and Poor's Index registered a return of 11%, achieving the first consecutive two-year gains since 1998-1999 - supported the Fed's contention that the economy had stabilized and that it should turn its attention to dealing with the possibility of rising prices.

Indeed, inflation notched higher last year on the back of rising energy, health care and commodity prices. This trend continued into the first months of 2005 with the Fed worried that the pace of price rises would increase. While the absolute level of price increases is low by recent historic standards, the trend toward higher inflation (as illustrated on the accompanying chart) is troubling.

Investment Outlook and Strategy

As long as the market anticipates continued economic growth as well as rising (albeit still modest) inflation, we can expect to see short and intermediate-term interest rates continue to rise. Recent testimony by Fed chairman Greenspan suggests that the Federal funds rate will rise to 4.00% by year-end. Record high oil prices and inflated housing values provide fuel for those who worry that the Fed will continue to raise rates beyond this level.

                         Core CPI (Year-on-Year Change)

   [The following table was depicted as a line chart in the printed material.]

     Jul-04      1.80%
     Aug-04      1.70%
     Sep-04      2.00%
     Oct-04      2.00%
     Nov-04      2.20%
     Dec-04      2.20%
     Jan-05      2.30%
     Feb-05      2.40%
     Mar-05      2.30%
     Apr-05      2.20%
     May-05      2.20%
     Jun-05      2.00%

We are committed to managing the CCRF Prime and Federal portfolios with prudence, emphasizing safety and liquidity while producing a yield that keeps pace with that of other high quality short-term instruments. In a period of rising short-term rates, we will seek to maintain the average maturity of the Funds' portfolios within a range that will permit us to respond quickly to continued changes in short-term rates.

Respectfully,

PFM Asset Management LLC


2 | CCRF Annual Report ~ June 30, 2005

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

To the Board of Directors of the Commonwealth Cash Reserve Fund, Inc. and the Shareholders of the CCRF Prime and CCRF Federal Portfolios

We have audited the accompanying statements of net assets of the CCRF Prime Portfolio and the CCRF Federal Portfolio (the "Portfolios") of the Commonwealth Cash Reserve Fund, Inc. (the "Fund") as of June 30, 2005, and the related statements of operations for the year then ended, statements of changes in net assets, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CCRF Prime Portfolio and the CCRF Federal Portfolio as of June 30, 2005, and the results of their operations, changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania              /s/ Ernst & Young LLP
August 15, 2005


                                          CCRF Annual Report ~ June 30, 2005 | 3

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
CCRF Prime Portfolio
Financial Highlights

                                                 April 1,
                                      Year         2004
                                     Ended       through                   Year Ended March 31,
For a Share Outstanding             June 30,     June 30,     ------------------------------------------------
 Throughout the Period                2005         2004          2004         2003         2002         2001
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
--------------------------------------------------------------------------------------------------------------
Income From Operations
 Net Investment Income                 0.020        0.002        0.010        0.016        0.031        0.062
--------------------------------------------------------------------------------------------------------------
 Total From Operations                 0.020        0.002        0.010        0.016        0.031        0.062
--------------------------------------------------------------------------------------------------------------
Less: Distributions
--------------------------------------------------------------------------------------------------------------
 Net Investment Income                (0.020)      (0.002)      (0.010)      (0.016)      (0.031)      (0.062)
--------------------------------------------------------------------------------------------------------------
 Total Distributions                  (0.020)      (0.002)      (0.010)      (0.016)      (0.031)      (0.062)
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                      $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
--------------------------------------------------------------------------------------------------------------
Total Return                            2.05%        0.24%        1.03%        1.65%        3.12%        6.46%
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net Assets,
 End of Period (000)                $197,189     $369,129     $332,147     $292,913     $249,044     $252,502
Ratio of Expenses to Average
 Net Assets                             0.15%        0.15%        0.15%        0.15%        0.15%        0.15%
Ratio of Expenses to Average
 Net Assets Before Fee Waivers          0.22%        0.22%        0.21%        0.22%        0.23%        0.24%
Ratio of Net Investment Income
 to Average Net Assets                  1.96%        0.96%        1.02%        1.57%        3.07%        6.24%
Ratio of Net Investment Income to
 Average Net Assets Before
  Fee Waivers                           1.89%        0.89%        0.96%        1.50%        2.99%        6.15%
==============================================================================================================

CCRF Federal Portfolio
Financial Highlights

                                                     Year             April 1, 2004         May 19, 2003*
For a Share Outstanding                              Ended               through               through
Throughout The Period                            June 30, 2005        June 30, 2004         March 31, 2004
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $ 1.000             $ 1.000                $  1.000
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
 Net Investment Income                                0.020               0.002                   0.008
--------------------------------------------------------------------------------------------------------------
 Total From Operations                                0.020               0.002                   0.008
--------------------------------------------------------------------------------------------------------------
Less: Distributions
--------------------------------------------------------------------------------------------------------------
 Net Investment Income                               (0.020)             (0.002)                 (0.008)
--------------------------------------------------------------------------------------------------------------
 Total Distributions                                 (0.020)             (0.002)                 (0.008)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $ 1.000             $ 1.000                $  1.000
==============================================================================================================
Total Return                                           2.01%               0.22%                   0.83%
==============================================================================================================
Ratios/Supplemental Data
Net Assets, End of Period (000)                     $66,229             $59,908                $106,749
Ratio of Expenses to Average Net Assets                0.15%               0.14%(t)                0.13%(t)
Ratio of Expenses to Average Net Assets
 Before Fee Waivers                                    0.27%               0.31%(t)                0.25%(t)
Ratio of Net Investment Income to Average
 Net Assets                                            2.01%               0.88%(t)                0.95%(t)
Ratio of Net Investment Income to
 Average Net Assets Before Fee Waivers                 1.89%               0.71%(t)                0.83%(t)
==============================================================================================================

* Date of Commencement of Operations            (t) Annualized
The accompanying notes are an integral part of these financial statements.


4 | CCRF Annual Report ~ June 30, 2005

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
CCRF Prime Portfolio

Statement of Net Assets
June 30, 2005

                                                                                     Face
                                                                                    Amount           Value
                                                                                     (000)           (000)
-----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (10.1%)
Royal Bank of Canada
       3.07%                 7/6/05 ............................................  $ 10,000        $ 10,000
Royal Bank of Scotland
       3.05%                 7/1/05 ............................................    10,000          10,000
                                                                                                 ----------
Total Certificates of Deposit .................................................................     20,000
                                                                                                 ----------
COMMERCIAL PAPER (31.9%)
CS First Boston
       3.08%                 7/5/05 ............................................    11,000          10,996
Goldman Sachs Group, Inc.
       3.26%                7/21/05 ............................................     8,000           7,986
Greyhawk Funding
       3.33%                 8/5/05 ............................................     9,000           8,971
Morgan Stanley Dean Witter
       *3.29%              10/25/05 ............................................    15,000          15,000
Ranger Funding Co.
       3.26%                7/28/05 ............................................     9,000           8,978
Westdeutsche Landesbank AG
       3.07%                 7/1/05 ............................................    11,000          11,000
                                                                                                 ----------
Total Commercial Paper ........................................................................     62,931
                                                                                                 ----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (42.7%)
Fannie Mae Discount Notes
       3.19%                7/18/05 ............................................    13,290          13,270
       2.20%                7/22/05 ............................................    14,127          14,109
       2.41%                9/16/05 ............................................     7,000           6,965
       2.46%               10/14/05 ............................................     5,000           4,965
Fannie Mae Mortgage-Backed Security Discount Notes
       3.05%                 7/1/05 ............................................    30,000          30,000
       2.85%                 9/1/05 ............................................    10,000           9,952
Freddie Mac Discount Notes
       2.37%               10/18/05 ............................................     5,000           4,965
                                                                                                 ----------
Total U.S. Government & Agency Obligations ....................................................     84,226
                                                                                                 ----------
REPURCHASE AGREEMENTS (15.2%)
Morgan Stanley
       3.35%                 7/1/05 ............................................    30,000          30,000
       (Dated 6/30/05, repurchase price $30,002,792, collateralized by Federal Home Loan Bank securities, 0% to 4.03%, maturing
       12/15/05 to 3/25/14, market value $31,241,256)
                                                                                                 ----------
Total Repurchase Agreements ...................................................................     30,000
                                                                                                 ----------
TOTAL INVESTMENTS (99.9%) .....................................................................    197,157
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.1%) ............................................         32
                                                                                                 ----------
NET ASSETS (100.0%)
       Applicable to 197,188,500 outstanding shares of beneficial interest (2,000,000,000 shares authorized - no par value) ..............................  $ 197,189
                                                                                                 ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                      $ 1.00
===========================================================================================================

* Floating Rate Note, rate shown is that which was in effect at June 30, 2005.

The accompanying notes are an integral part of these financial statements.


                                          CCRF Annual Report ~ June 30, 2005 | 5

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
CCRF Federal Portfolio

Statement of Net Assets
June 30, 2005

                                                                                     Face
                                                                                    Amount           Value
                                                                                     (000)           (000)
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (100.0%)
Fannie Mae Discount Notes
             3.11%          7/11/05 ............................................  $ 14,140       $ 14,128
Federal Home Loan Bank Discount Notes
             3.20%          7/20/05 ............................................    18,100          18,069
             3.24%          7/27/05 ............................................     6,595           6,580
Freddie Mac Discount Notes
             2.85%           7/1/05 ............................................     8,940           8,940
             3.20%           8/1/05 ............................................    13,615          13,577
             2.40%         10/18/05 ............................................     5,000           4,965
                                                                                                 ----------
Total U.S. Government & Agency Obligations ..................................................       66,259
                                                                                                 ----------
TOTAL INVESTMENTS (100.0%) ..................................................................       66,259
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%) ..........................................          (30)
                                                                                                 ----------
NET ASSETS (100.0%)
      Applicable to 66,228,752 outstanding shares of
      beneficial interest (2,000,000,000 shares authorized - no par value) ..................     $ 66,229
                                                                                                 ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                      $ 1.00
===========================================================================================================

The accompanying notes are an integral part of these financial statements.


6 | CCRF Annual Report ~ June 30, 2005

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

CCRF Prime Portfolio
Statement of Operations (000)

                                                                        Year
                                                                       Ended
                                                                   June 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
 Interest Income                                                      $ 6,648
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
 Management Fees                                                          515
 Banking Fees                                                              39
 Distribution Fees                                                         50
 Legal Fees                                                                53
 Audit Fees                                                                12
 Directors Fees and Expenses                                                6
 Registration Fees                                                          4
 Insurance, Rating Fees and Other                                          14
--------------------------------------------------------------------------------
 Total Expenses                                                           693
 Less Expenses Waived by Investment Advisor                              (201)
      Expenses Waived by Distributor                                      (16)
--------------------------------------------------------------------------------
 Net Expenses                                                             476
--------------------------------------------------------------------------------
 Net Investment Income                                                  6,172
--------------------------------------------------------------------------------
 Net Realized Gain on Sale of Investments                                  20
--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting
  from Operations                                                     $ 6,192
================================================================================

CCRF Federal Portfolio
Statement of Operations (000)

                                                                        Year
                                                                       Ended
                                                                   June 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
 Interest Income                                                      $ 1,289
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
 Management Fees                                                          102
 Banking Fees                                                              10
 Distribution Fees                                                          9
 Legal Fees                                                                 9
 Audit Fees                                                                12
 Directors Fees and Expenses                                                5
 Registration Fees                                                          2
 Insurance, Rating Fees and Other                                          11
--------------------------------------------------------------------------------
 Total Expenses                                                           160
 Less Expenses Waived by Investment Advisor                               (65)
      Expenses Waived by Distributor                                       (3)
--------------------------------------------------------------------------------
 Net Expenses                                                              92
--------------------------------------------------------------------------------
 Net Investment Income                                                  1,197
--------------------------------------------------------------------------------
 Net Realized Gain on Investments                                           1
    Net Increase in Net Assets Resulting from Operations              $ 1,198
================================================================================

The accompanying notes are an integral part of these financial statements.


                                          CCRF Annual Report ~ June 30, 2005 | 7

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

CCRF Prime Portfolio
Statement of Changes in Net Assets (000)

                                                      Year      Three Months         Year
                                                     Ended          Ended           Ended
                                                 June 30, 2005  June 30, 2004   March 31, 2004
----------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
----------------------------------------------------------------------------------------------
Operations
 Net Investment Income                            $     6,172    $       760    $     3,294
 Net Realized Gain on Sale of Investments                  20              7             70
----------------------------------------------------------------------------------------------
 Net Increase in Net Assets                             6,192            767          3,364
----------------------------------------------------------------------------------------------
Distributions
 Net Investment Income                                 (6,172)          (760)        (3,294)
 Net Realized Gain on Sale of Investments                 (20)            (7)           (70)
----------------------------------------------------------------------------------------------
 Total Distributions                                   (6,192)          (767)        (3,364)
----------------------------------------------------------------------------------------------
Capital Share Transactions (at $1.00 per share)
 Issued                                               964,583        324,267        797,764
 Redeemed                                          (1,142,715)      (288,052)      (761,894)
 Distributions Reinvested                               6,192            767          3,364
----------------------------------------------------------------------------------------------
 Net (Decrease) Increase from Capital
   Share Transactions                                (171,940)        36,982         39,234
----------------------------------------------------------------------------------------------
 Total (Decrease) Increase in Net Assets             (171,940)        36,982         39,234
----------------------------------------------------------------------------------------------
Net Asset
 Beginning of Period                                  369,129        332,147        292,913
                                                  -----------    -----------    -----------
 End of Period                                    $   197,189    $   369,129    $   332,147
==============================================================================================

CCRF Federal Portfolio
Statement of Changes in Net Assets (000)

                                                          Year       Three Months     May 19, 2003*
                                                         Ended          Ended           through
                                                     June 30, 2005   June 30, 2004   March 31, 2004
---------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
---------------------------------------------------------------------------------------------------
Operations
 Net Investment Income                                $   1,197       $     132       $   1,244
 Net Realized Gain (Loss) on Sale of Investments              1              (1)             23
---------------------------------------------------------------------------------------------------
 Net Increase in Net Assets                               1,198             131           1,267
---------------------------------------------------------------------------------------------------
Distributions
 Net Investment Income                                   (1,197)           (131)         (1,244)
 Net Realized Gain on Sale of Investments                    (1)             --             (23)
---------------------------------------------------------------------------------------------------
 Total Distributions                                     (1,198)           (131)         (1,267)
---------------------------------------------------------------------------------------------------
Capital Share Transactions (at $1.00 per share)
 Issued                                                  70,187           3,294         348,366
 Redeemed                                               (65,064)        (50,266)       (242,884)
 Distributions Reinvested                                 1,198             131           1,267
---------------------------------------------------------------------------------------------------
 Net Increase (Decrease) from
   Capital Share Transactions                             6,321         (46,841)        106,749
---------------------------------------------------------------------------------------------------
 Total Increase (Decrease) in Net Assets                  6,321         (46,841)        106,749
---------------------------------------------------------------------------------------------------
Net Assets
 Beginning of Period                                     59,908         106,749              --
                                                      ---------       ---------       ---------
 End of Period                                        $  66,229       $  59,908       $ 106,749
===================================================================================================

* Date of commencement of operations.

The accompanying notes are an integral part of these financial statements.


8 | CCRF Annual Report ~ June 30, 2005

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements

A.    ORGANIZATION

      The Commonwealth Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified open-end investment company and was organized as a Virginia corporation on December 8, 1986. The Fund offers three separate investment portfolios: the Commonwealth Cash Reserve Fund ("CCRF Prime Portfolio" or "Prime Portfolio"), the CCRF Federal Portfolio ("Federal Portfolio") and the SNAP(R) Fund ("SNAP Fund"). All are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The Prime Portfolio invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry; the issuers' abilities to meet their obligations may be affected by economic developments in such industry. The Federal Portfolio invests only in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Federal Portfolio commenced operations on May 19, 2003. The SNAP Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry.

      This annual report represents the annual report of only the Prime Portfolio and the Federal Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The SNAP Fund's annual report is presented separately and can be provided upon request by contacting the Fund.

B.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The following significant accounting policies of the Portfolios are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

      1. Securities held are stated at amortized cost, which approximates fair value at June 30, 2005. It is each Portfolio's policy to compare amortized cost and fair value of securities weekly and as of the last business day of each month.

      2. Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

      3. Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant's account by the purchase of additional shares of the respective Portfolio on the last day of each month.


                                          CCRF Annual Report ~ June 30, 2005 | 9

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

      4. Each Portfolio invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      5. Each Portfolio intends to qualify or to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At June 30, 2005, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Portfolios are considered ordinary income for federal income tax purposes.

C.    FEES AND CHARGES

      PFM Asset Management LLC ("PFM"), a registered investment adviser under the Investment Advisers Act of 1940, is under common ownership with Public Financial Management, Inc. Prior to July 31, 2002, Public Financial Management, Inc. served as investment adviser, administrator and transfer agent to the Prime Portfolio. On July 31, 2002, the Fund entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Prime Portfolio, pursuant to separate agreements with the Fund. On May 5, 2003, the Fund entered into agreements with PFM to provide investment advisory, administration, and transfer agent service to the Federal Portfolio, pursuant to separate agreements with the Fund. On January 27, 2004, the Portfolios entered into new administration and transfer agency agreements with the Portfolios. Fees for investment advisory services provided to the Portfolios are calculated at an annual rate of .12% of the average daily net assets of each Portfolio up to $200 million, .10% on the next $200 million, .09% on the next $200 million and .08% on such assets in excess of $600 million. Fees for administration services are calculated at an annual rate of .05% of the average daily net assets each Portfolio's Institutional Class Shares and .15% of the average daily net assets of each Portfolios' Investor Class Shares. As of June 30, 2005, there had been no shares of either Portfolio's Investor Classes issued. Fees for transfer agent services are limited to out-of-pocket expenses attributable to the performance of duties under the transfer agency agreements.

      There were no transfer agent fees charged to the Portfolios by PFM during the year ended June 30, 2005. PFM voluntarily waived $202,000 of fees under the Prime Portfolio advisory and administration agreements so that the aggregate operating expenses of the Prime Portfolio would not exceed .15% of the Portfolio's average net assets for the year ended June 30, 2005. Fees paid to PFM after such waivers represented .10% of the Prime Portfolio's average net assets for the year ended June 30, 2005. PFM agreed to contractually limit the expenses of the Federal Portfolio so that the aggregate operating expenses of the Federal Portfolio would not exceed .15% of the Portfolio's average net assets through January 27, 2005. As a result of this agreement and additional voluntary waivers, PFM waived $65,000 of fees under the


10 | CCRF Annual Report ~ June 30, 2005

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

      Federal Portfolio advisory and administration agreements to minimize the operating expenses of the Federal Portfolio for the year ended June 30, 2005. Fees paid to PFM, after such waivers represented .06% of the Federal Portfolio's average net assets for the year ended June 30, 2005.

      The Fund has adopted an Amended and Restated Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, which permits the Portfolios to bear certain expenses in connection with the distribution of its shares, provided the requirements of the Rule are met. Commonwealth Financial Group, Inc. (the "Former Distributor") served as the Portfolios' Distributor through June 30, 2005 pursuant to a distribution agreement with the Fund. The President of the Fund is the President and sole shareholder of the Former Distributor. The Distribution Plan authorizes the Fund to reimburse its Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of Fund shares, in an amount not to exceed .25% of the Fund's average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board of Directors. For the year ended June 30, 2005, total expenses incurred by the Prime Portfolio to the Former Distributor under the Plan were approximately $33,500, after waiving fees of $16,500. For the year ended June 30, 2005, total expenses incurred by the Federal Portfolio to the Former Distributor under the Plan were approximately $6,500, after waiving fees of $3,000. On July 1, 2005, PFM Fund Distributors, Inc., a wholly-owned subsidiary of PFM, began serving as the Distributor of the Portfolios.

      During the year ended June 30, 2005, the Prime Portfolio and Federal Portfolio incurred approximately $29,000 and $5,000, respectively, of legal expenses for services of a law firm of which the Secretary of the Fund is a Partner.

      The Fund has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund's management believes the likelihood of a claim being made is remote.

D.    GOVERNMENTAL ACCOUNTING STANDARDS

      Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Portfolios are not subject to GAS, the following risk disclosures of its investment portfolio as of June 30, 2005 have been provided for the information of the Portfolios' shareholders.

      Credit Risk

      The Portfolios' investment policies are outlined in the Portfolios' Prospectus and are further described in the Portfolios' Statement of Additional Information. The Portfolios may only purchase securities which are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. The Portfolios may not buy any voting securities, any instrument or security from any issuer


                                         CCRF Annual Report ~ June 30, 2005 | 11

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

      which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. The Federal Portfolio's investment policy further prohibits the Federal Portfolio from investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds.

      As of June 30, 2005, the Portfolios were comprised of investments which were, in aggregate, rated by Standard and Poor's as follows:

                                         AAA            A-1+          A-1
             ------------------------------------------------------------------
                Prime Portfolio         11.61%         71.17%        17.22%
                Federal Portfolio          --          100.0%           --

      The above ratings of the Prime Portfolio include the ratings of collateral underlying repurchase agreements in effect at June 30, 2005.

      Concentration of Credit Risk

      The Portfolios may not purchase any securities if 25% or more of the relevant Portfolio's total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). The Portfolios may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the relevant Portfolio's total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

      Although a Portfolio may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see "Investment Objective and Policies" in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Portfolios will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Portfolios may not sell securities short (i.e. sell securities that they do not own) and may not buy securities on margin. The Portfolios may not purchase securities that cannot be freely sold for legal reasons. The Portfolios may not purchase securities of any other investment company if more than 10% of the Portfolio's total assets would then be invested in investment companies. The Portfolios may not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Prime Portfolio's investment policy establishes certain restrictions on investments and limitations on portfolio composition.


12 | CCRF Annual Report ~ June 30, 2005

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

      The Prime Portfolio's investment policy provides that no more than 35% of the Portfolios investment portfolio may be invested in commercial paper, and no more than 5% of its investment portfolio may be invested in commercial paper of any single issuer (at the time of purchase).

      The Portfolios' investment portfolios at June 30, 2005 included the following issuers which individually represented greater than 5% of the Fund's total investment portfolio:

                                                     Prime          Federal
                   Issuer                          Portfolio       Portfolio
      --------------------------------------------------------------------------
        Fannie Mae                                   40.2%           21.3%
        Federal Home Loan Bank                       15.2%           37.2%
        Freddie Mac                                    --            41.5%
        Morgan Stanley                                7.6%             --
        Royal Bank of Canada                          5.1%             --
        Royal Bank of Scotland                        5.1%             --
        Westdeutsche Landesbank AG                    5.6%             --
        CS First Boston                               5.6%             --

      Interest Rate Risk

      The Portfolios' investment policy limits its exposure to market value fluctuations due to changes in interest rates by requiring that (1) each Portfolio maintain a dollar-weighted average maturity of not greater than ninety days; (2) requiring that any investment securities purchased by the Portfolios have remaining maturities of 397 days or less; and (3) for the Prime Portfolio, further limiting the remaining maturity of any commercial paper purchased by the Portfolio to 270 days or less.

      The weighted average maturity of the Prime and Federal Portfolios' entire portfolios at June 30, 2005 were 19.1 days and 25.5 days, respectively. The fair value and weighted average maturity of the types of investments in which the Prime Portfolio was invested at June 30, 2005 are as follows:

                                                                 Weighted
                                                                 Average
              Type of Investments           Fair Value           Maturity
      --------------------------------------------------------------------------
        U.S. Government Agency Bonds       $84,226,007           33.6 Days
        Certificates of Deposit            $20,000,000            3.5 Days
        Commercial Paper                   $62,930,816           40.7 Days
        Repurchase Agreements              $30,000,000            1.0 Days

The Federal Portfolio was invested entirely in U.S. Government Agency Bonds as of June 30, 2005.


                                         CCRF Annual Report ~ June 30, 2005 | 13

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

The Fund's Board of Directors, Officers and Advisory Board (Unaudited)

Each member of the Board of Directors of the Fund was elected by the Fund's shareholders. Under the Fund's amended and restated bylaws, each of the Fund's Directors will hold office until his successor is elected and qualified or until earlier resignation or removal. Vacancies of the Board of Directors may be filled by the remaining Board members until the next shareholders' meeting, subject to restrictions described in the Fund's Prospectus and Statement of Additional Information.

The only fees the Fund pays fees to Directors who are "interested persons" or to any of the Fund's officers are to Mr. Laine, the Fund's President, who is the president and sole shareholder of the Portfolios' Former Distributor. No officer of the Fund received any remuneration as an officer or employee of the Fund during the year ended June 30, 2005. Through December 31, 2004, Directors who are not "interested persons" of the Fund received from the Fund an annual retainer of $1,000 plus $250 per meeting attended. Effective January 1, 2005, Directors who are not "interested persons" of the Fund received from the Fund an annual retainer of $5,000 plus $500 per meeting attended, and the Board chairman and committee chairman receive an additional annual retainer of $1,000. For the year ended June 30, 2005, such fees totaled $12,000. The Independent Directors are responsible for the nomination of any individual to serve as an Independent Director. Advisory Board Members receive no compensation from the Fund.

The following table sets forth certain information about the Fund's Officers, Directors and Advisory Board Members.

Name, Position Held with Fund,     Principal Occupation(s) During the Past Five
(Served Since), Birthyear Other    Years (Number of Portfolios in Fund Complex
Directorships Held                 Overseen by Director/ Officer/Advisory Board
                                   Member)
================================================================================

INDEPENDENT DIRECTORS

Giles Dodd                         Director of Finance, City of Greenville,
Director (1996)                    South Carolina, 1993-1996; Retired Director
Birthyear: 1926                    of Finance/Assistant City Manager, City of
Other directorships: None          Virginia Beach; Past President Virginia
                                   Government Finance Officers Association; (3)
--------------------------------------------------------------------------------
Robert J. Fagg, Jr.                Retired Director of the Annual Giving
Director (1986)                    Program, Virginia Commonwealth University,
Birthyear: 1940                    1981-1998; Development Officer, 1974-1981;
Other directorships: None          (3)
--------------------------------------------------------------------------------
Robert R. Sedivy                   Vice President-Finance and Treasurer,
Director (1996)                    Collegiate School, Richmond, Virginia,
Birthyear: 1946                    1988-present; Past President, Virginia
Other directorships: None          Association of Independent Schools Financial
                                   Officers Group; (3)
--------------------------------------------------------------------------------


14 | CCRF Annual Report ~ June 30, 2005

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

Name, Position Held with Fund,       Principal Occupation(s) During the Past
(Served Since), Birthyear, Other     Five Years (Number of Portfolios in Fund
Directorships Held                   Complex Overseen by Director/
                                     Officer/Advisory Board Member)
================================================================================
OFFICERS AND AFFILIATED DIRECTORS

Jeffrey A. Laine                     President, Commonwealth Financial Group,
Director, President & Treasurer      Inc., (the Portfolios' Former Distributor)
(1986)                               1994-present; President, Laine Financial
Birthyear: 1957                      Group, Inc., (an investment advisory firm)
Other directorships: None            1992-present; (3)
--------------------------------------------------------------------------------
Martin P. Margolis                   President, PFM Asset Management LLC (the
Director & Vice President (1996)     Fund's investment adviser) 2001-present;
Birthyear: 1944                      Managing Director, Public Financial
Other directorships: None            Management, Inc., (a Financial advisory
                                     firm) 1986-present; (3)
--------------------------------------------------------------------------------
Arthur E. Anderson II                Mr. Anderson has been a partner of the law
Secretary (1994-2005*)               firm McGuire Woods LLP for more than the
Birthyear: 1959                      last five years; (3)
Other directorships: None
================================================================================

ADVISORY BOARD MEMBERS

Larry W. Davenport                   Director of Finance, Hampton Roads
Advisory Board Member (1995)         Transit, Virginia, 2004-present; Director
Birthyear: 1946                      of Finance, Southeastern Public Service
Other directorships: None            Authority, Virginia, 1998-2004; (3)
--------------------------------------------------------------------------------
Dennis W. Kerns                      County Administrator, King George County,
Advisory Board Member (1996)         2001-present; Past President, Virginia
Birthyear: 1937                      Government Finance Officers Group; (3)
Other directorships: None
--------------------------------------------------------------------------------
Christopher Martino                  Director of Finance, Prince William
Advisory Board Member (1996)         County, Virginia, February 1996-present;
Birthyear: 1956                      Certified Public Accountant, Member of the
Other directorships: None            Government Finance Officers Association.
                                     (3)
--------------------------------------------------------------------------------
Roger W. Mitchell, Jr.               Director of Finance/Treasurer, Town of
Advisory Board Member (1994)         Culpeper, Virginia, 1991-2004; (3)
Birthyear: 1960
Other directorships: None
--------------------------------------------------------------------------------
Clarence A. Robinson                 Director of Fiscal Affairs, City of
Advisory Board Member (1998)         Fredericksburg, Virginia, 1986-present; (3)
Birthyear: 1948
Other directorships: None
================================================================================

* Resigned effective July 20, 2005.


                                         CCRF Annual Report ~ June 30, 2005 | 15

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

The Board has established an Audit Committee, which consists of all of the Independent Directors, and which operates in accordance with the Committee's charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Fund and, as appropriate, the internal controls of certain service providers to the Fund; oversee the quality and objectivity of the Fund's financial statements and the independent audit thereof; act as a liaison between the Fund's independent auditors and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. Prior to the establishment of the Audit Committee, these responsibilities were undertaken directly by the Board. The Audit Committee met three times during the year ended June 30, 2005.

The address of each Independent Director and Advisory Board Member is 4601 North Fairfax Drive, Suite 1130, Arlington, Virginia 22203-1547. The mailing address of Mr. Laine is 38 Cohasset Lane, Cherry Hill, NJ 08003; the mailing address of Mr. Margolis is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101; and the mailing address of Mr. Anderson is One James Center, 901 E. Cary St., Richmond, VA 23219.

For further information on payments made to officers of the Fund for services performed, refer to Note C of the financial statements.

The Fund's Statement of Additional Information (SAI) includes additional information about the Officers, Directors and Advisory Board Members, and is available, without charge, upon request by calling (800) 338-3383.


16 | CCRF Annual Report ~ June 30, 2005

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

Information About Your Fund's Expenses (Unaudited)

As a shareholder of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. The Funds do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. So when invested in the Funds, you will incur ongoing costs, including management fees, distribution (12b-1) fees, and other operating expenses of the Funds.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2005. This example illustrates your Fund's expenses in two ways:

Actual Returns and Expenses This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund's actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled "Expenses Paid During the Period" for your Fund to estimate the expenses you paid on your account with that particular Fund during this period.

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds' actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.


                                         CCRF Annual Report ~ June 30, 2005 | 17

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

Expenses and Value of a $1,000 Investment in the Funds for the Six Months Ended June 30, 2005

                                                      Ending       Expenses Paid
                                    Beginning      Account Value     per $1,000
Based on Actual Fund              Account Value       June 30,        During
Expenses and Returns             January 1, 2005        2005          Period*
================================================================================
CCRF Prime Portfolio               $ 1,000.00        $ 1,012.40       $ 0.75
CCRF Federal Portfolio             $ 1,000.00        $ 1,012.40       $ 0.82

Based on Actual Fund Expenses
and a Hypothetical 5% Return
================================================================================
CCRF Prime Portfolio               $ 1,000.00        $ 1,024.04       $ 0.76
CCRF Federal Portfolio             $ 1,000.00        $ 1,023.98       $ 0.82

* Expenses are equal to the Funds' annualized expense ratios of 0.15% and 0.16% for the CCRF Prime Portfolio and CCRF Federal Portfolio, respectively, multiplied by the average account value over the period, multiplied by 181 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees, however other funds used to compare to may charge transactional fees. If transactional fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.


18 | CCRF Annual Report ~ June 30, 2005

                         Page left intentionally blank

                         Page left intentionally blank

--------------------------------------------------------------------------------

                                         Investment Adviser
                                         PFM Asset Management LLC
                                         One Keystone Plaza
                                         Suite 300
                                         North Front & Market Streets
                                         Harrisburg, Pennsylvania 17101-2044

                                         Distributor
                                         PFM Fund Distributors, Inc.
                                         One Keystone Plaza
                                         Suite 300
                                         North Front & Market Streets
                                         Harrisburg, Pennsylvania 17101-2044

                                         Custodian
                                         Wachovia Bank, N.A.
                                         123 South Broad Street
                                         Philadelphia, PA 19109

                                         Transfer Agent
                                         PFM Asset Management LLC
                                         One Keystone Plaza
                                         Suite 300
                                         North Front & Market Streets
                                         Harrisburg, Pennsylvania 17101-2044

                                         Independent Registered Public
                                         Accounting Firm
                                         Ernst & Young LLP
                                         Two Commerce Square, Suite 4000
                                         2001 Market Street
                                         Philadelphia, Pennsylvania 19103

                                         Counsel
[LOGO] Commonwealth                      Schulte Roth & Zabel LLP
-------------------                      919 Third Avenue
Cash Reserve Fund                        New York, NY 10022

Commonwealth Cash Reserve Fund, Inc.
4601 North Fairfax Drive, Suite 1130
Arlington, Virginia 22203-1547
1-800-338-3383

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    SNAP(R) Fund
                                                                   Annual Report
                                                                   June 30, 2005


                                                                  [LOGO]
                                                              Virginia State
                                                           ---------------------
                                                                  SNAP(R)
                                                           ---------------------
                                                           Non-Arbitrage Program

                                    [GRAPHIC]


                                                             [LOGO] Commonwealth
                                                             -------------------
                                                               Cash Reserve Fund


--------------------------------------------------------------------------------
table of contents
1    MESSAGE FROM THE PROGRAM ADMINISTRATOR
2    FUND AT A GLANCE
3    MESSAGE FROM THE PORTFOLIO MANAGER
5    REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM
6    FINANCIAL HIGHLIGHTS
7    STATEMENT OF NET ASSETS
9    STATEMENT OF OPERATIONS
9    STATEMENTS OF CHANGES IN NET ASSETS
10   NOTES TO FINANCIAL STATEMENTS
15   INFORMATION ABOUT THE CCRF BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD
18   VIRGINIA TREASURY BOARD AND SNAP ADVISORY BOARD MEMBERS
19   INFORMATION ABOUT FUND EXPENSES

For further information on the SNAP Fund, call 1-800-570-SNAP (1-800-570-7627) or visit us online at www.vasnap.com

The Fund filed its complete schedule of portfolio holdings with the SEC for the Fund's first and third fiscal quarters on Form N-Q. The Fund's form N-Q filings are available on the SEC's website at http://www.sec.gov.The Fund's form N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current SNAP Fund prospectus. The prospectus can be obtained from the Fund's Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the SNAP Fund's proxy voting guidelines either by calling 1-800-570-7627 or visiting the SEC's website at http://www.sec.gov. In addition, you may obtain a free report on the Funds' proxy voting record during the 12 months ended June 30, 2005 either by calling 1-800-338-3383 or visiting the SEC's website at http://www.sec.gov.

MESSAGE FROM THE PROGRAM ADMINISTRATOR
--------------------------------------------------------------------------------

Dear SNAP Participant,

As you know, there have been a number of changes to the SNAP Program since PFM Asset Management LLC ("PFM") took over as the Program Administrator / Investment Manager in September 2004. Since the transition, PFM has implemented a number of strategies to save participants money and to enhance the operations of the SNAP Program. The SNAP Program now has several new investment options (which include structured investment products), offers complete on-line access for reporting and transaction initiation, and can disburse funds by ACH (to save you money). Since September, we have also restructured a number of SNAP Program accounts to optimize investment earnings and/or the arbitrage rebate position.

In addition to the investment and operational changes made by PFM, the Virginia Treasury Board recently selected a new custodian bank for the SNAP Program. In March 2005, Wachovia Bank, N.A. assumed custodian responsibilities for the SNAP Fund and the SNAP Program individual portfolios. PFM has estimated that the transition from State Street Bank & Trust to Wachovia Bank will save SNAP Program participants, in aggregate, about $150,000 per year.

In this document you will find the SNAP Fund Annual Report for the period ended June 30, 2005. As part of the process of changing Program Administrators, the SNAP Fund was transitioned from Evergreen Select Money Market Trust to the Commonwealth Cash Reserve Fund, Inc. on September 17, 2004. The SNAP Fund did not change, it was simply reorganized into a different investment company. The financial statements presented in this document cover the entire 12-month period from July 1, 2004 through June 30, 2005.

During this 12-month period, SNAP Program assets have grown by over $383 million. Since PFM became Program Administrator in September, there have been 48 new SNAP Fund deposits totaling over $1.6 billion. In addition, the number of individual portfolios and investment agreements increased from seven totaling $241 million in July 2004 to 42 totaling $499 million as of June 30, 2005.

In the coming year, PFM will continue to look for opportunities to add value to your accounts and will work with you to make sure that you are taking full advantage of the services available through the SNAP Program.

If you would like more information on the SNAP Program please visit the SNAP website at www.vasnap.com or call a SNAP Program Representative at 1-800-570-SNAP.

Sincerely,

Barbara Fava
PFM Asset Management LLC

                                      SNAP Fund Annual Report | June 30, 2005  1

FUND AT A GLANCE
--------------------------------------------------------------------------------

PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------
As of June 30, 2005
                                                                 iMoneyNet's
                                                                 First Tier
                                                                Institutional
                                                SNAP Fund          Average
================================================================================
Average annual return
--------------------------------------------------------------------------------
1 year                                          2.12%              1.85%
--------------------------------------------------------------------------------
5 year                                          2.64%              2.83%
--------------------------------------------------------------------------------
Since portfolio inception                       3.54%              3.63%
--------------------------------------------------------------------------------
7-day annualized yield                          3.01%              2.89%
--------------------------------------------------------------------------------
Monthly distribution yield                      2.94%              2.76%
================================================================================
Portfolio inception date 7/24/1995

           [The following table was depicted as a line/mountain chart in the printed material.]

                  SNAP Fund 7-day Yield vs Federal Funds Rate

                               Fed Funds Rate       SNAP Fund 7-Day Yield
--------------------------------------------------------------------------------
           7/1/2004                1.25%                      1.14%
           7/2/2004                1.25%                      1.14%
           7/3/2004                1.25%                      1.14%
           7/4/2004                1.25%                      1.15%
           7/5/2004                1.25%                      1.15%
           7/6/2004                1.25%                      1.15%
           7/7/2004                1.25%                      1.15%
           7/8/2004                1.25%                      1.15%
           7/9/2004                1.25%                      1.16%
          7/10/2004                1.25%                      1.16%
          7/11/2004                1.25%                      1.17%
          7/12/2004                1.25%                      1.17%
          7/13/2004                1.25%                      1.18%
          7/14/2004                1.25%                      1.18%
          7/15/2004                1.25%                      1.19%
          7/16/2004                1.25%                      1.20%
          7/17/2004                1.25%                      1.20%
          7/18/2004                1.25%                      1.21%
          7/19/2004                1.25%                      1.21%
          7/20/2004                1.25%                      1.22%
          7/21/2004                1.25%                      1.22%
          7/22/2004                1.25%                      1.22%
          7/23/2004                1.25%                      1.22%
          7/24/2004                1.25%                      1.22%
          7/25/2004                1.25%                      1.22%
          7/26/2004                1.25%                      1.22%
          7/27/2004                1.25%                      1.22%
          7/28/2004                1.25%                      1.22%
          7/29/2004                1.25%                      1.23%
          7/30/2004                1.25%                      1.23%
          7/31/2004                1.25%                      1.24%
           8/1/2004                1.25%                      1.25%
           8/2/2004                1.25%                      1.25%
           8/3/2004                1.25%                      1.25%
           8/4/2004                1.25%                      1.26%
           8/5/2004                1.25%                      1.27%
           8/6/2004                1.25%                      1.28%
           8/7/2004                1.25%                      1.28%
           8/8/2004                1.25%                      1.29%
           8/9/2004                1.25%                      1.30%
          8/10/2004                1.50%                      1.30%
          8/11/2004                1.50%                      1.31%
          8/12/2004                1.50%                      1.31%
          8/13/2004                1.50%                      1.31%
          8/14/2004                1.50%                      1.32%
          8/15/2004                1.50%                      1.32%
          8/16/2004                1.50%                      1.33%
          8/17/2004                1.50%                      1.33%
          8/18/2004                1.50%                      1.34%
          8/19/2004                1.50%                      1.34%
          8/20/2004                1.50%                      1.35%
          8/21/2004                1.50%                      1.35%
          8/22/2004                1.50%                      1.36%
          8/23/2004                1.50%                      1.36%
          8/24/2004                1.50%                      1.37%
          8/25/2004                1.50%                      1.37%
          8/26/2004                1.50%                      1.37%
          8/27/2004                1.50%                      1.38%
          8/28/2004                1.50%                      1.38%
          8/29/2004                1.50%                      1.39%
          8/30/2004                1.50%                      1.39%
          8/31/2004                1.50%                      1.38%
           9/1/2004                1.50%                      1.38%
           9/2/2004                1.50%                      1.38%
           9/3/2004                1.50%                      1.39%
           9/4/2004                1.50%                      1.39%
           9/5/2004                1.50%                      1.40%
           9/6/2004                1.50%                      1.40%
           9/7/2004                1.50%                      1.42%
           9/8/2004                1.50%                      1.43%
           9/9/2004                1.50%                      1.43%
          9/10/2004                1.50%                      1.43%
          9/11/2004                1.50%                      1.43%
          9/12/2004                1.50%                      1.43%
          9/13/2004                1.50%                      1.43%
          9/14/2004                1.50%                      1.43%
          9/15/2004                1.50%                      1.43%
          9/16/2004                1.50%                      1.44%
          9/17/2004                1.50%                      1.44%
          9/18/2004                1.50%                      1.44%
          9/19/2004                1.50%                      1.45%
          9/20/2004                1.50%                      1.46%
          9/21/2004                1.75%                      1.49%
          9/22/2004                1.75%                      1.51%
          9/23/2004                1.75%                      1.53%
          9/24/2004                1.75%                      1.55%
          9/25/2004                1.75%                      1.57%
          9/26/2004                1.75%                      1.59%
          9/27/2004                1.75%                      1.61%
          9/28/2004                1.75%                      1.61%
          9/29/2004                1.75%                      1.61%
          9/30/2004                1.75%                      1.61%
          10/1/2004                1.75%                      1.62%
          10/2/2004                1.75%                      1.63%
          10/3/2004                1.75%                      1.63%
          10/4/2004                1.75%                      1.64%
          10/5/2004                1.75%                      1.64%
          10/6/2004                1.75%                      1.65%
          10/7/2004                1.75%                      1.65%
          10/8/2004                1.75%                      1.66%
          10/9/2004                1.75%                      1.66%
         10/10/2004                1.75%                      1.66%
         10/11/2004                1.75%                      1.67%
         10/12/2004                1.75%                      1.67%
         10/13/2004                1.75%                      1.68%
         10/14/2004                1.75%                      1.68%
         10/15/2004                1.75%                      1.68%
         10/16/2004                1.75%                      1.68%
         10/17/2004                1.75%                      1.69%
         10/18/2004                1.75%                      1.69%
         10/19/2004                1.75%                      1.69%
         10/20/2004                1.75%                      1.70%
         10/21/2004                1.75%                      1.70%
         10/22/2004                1.75%                      1.71%
         10/23/2004                1.75%                      1.71%
         10/24/2004                1.75%                      1.72%
         10/25/2004                1.75%                      1.72%
         10/26/2004                1.75%                      1.73%
         10/27/2004                1.75%                      1.72%
         10/28/2004                1.75%                      1.72%
         10/29/2004                1.75%                      1.72%
         10/30/2004                1.75%                      1.72%
         10/31/2004                1.75%                      1.72%
          11/1/2004                1.75%                      1.73%
          11/2/2004                1.75%                      1.73%
          11/3/2004                1.75%                      1.74%
          11/4/2004                1.75%                      1.74%
          11/5/2004                1.75%                      1.75%
          11/6/2004                1.75%                      1.75%
          11/7/2004                1.75%                      1.76%
          11/8/2004                1.75%                      1.77%
          11/9/2004                1.75%                      1.78%
         11/10/2004                2.00%                      1.79%
         11/11/2004                2.00%                      1.80%
         11/12/2004                2.00%                      1.81%
         11/13/2004                2.00%                      1.82%
         11/14/2004                2.00%                      1.83%
         11/15/2004                2.00%                      1.84%
         11/16/2004                2.00%                      1.84%
         11/17/2004                2.00%                      1.85%
         11/18/2004                2.00%                      1.86%
         11/19/2004                2.00%                      1.86%
         11/20/2004                2.00%                      1.87%
         11/21/2004                2.00%                      1.87%
         11/22/2004                2.00%                      1.87%
         11/23/2004                2.00%                      1.88%
         11/24/2004                2.00%                      1.88%
         11/25/2004                2.00%                      1.88%
         11/26/2004                2.00%                      1.88%
         11/27/2004                2.00%                      1.88%
         11/28/2004                2.00%                      1.89%
         11/29/2004                2.00%                      1.89%
         11/30/2004                2.00%                      1.89%
          12/1/2004                2.00%                      1.89%
          12/2/2004                2.00%                      1.90%
          12/3/2004                2.00%                      1.91%
          12/4/2004                2.00%                      1.91%
          12/5/2004                2.00%                      1.92%
          12/6/2004                2.00%                      1.93%
          12/7/2004                2.00%                      1.93%
          12/8/2004                2.00%                      1.94%
          12/9/2004                2.00%                      1.94%
         12/10/2004                2.00%                      1.94%
         12/11/2004                2.00%                      1.95%
         12/12/2004                2.00%                      1.95%
         12/13/2004                2.00%                      1.96%
         12/14/2004                2.25%                      1.97%
         12/15/2004                2.25%                      1.99%
         12/16/2004                2.25%                      2.00%
         12/17/2004                2.25%                      2.02%
         12/18/2004                2.25%                      2.03%
         12/19/2004                2.25%                      2.05%
         12/20/2004                2.25%                      2.06%
         12/21/2004                2.25%                      2.07%
         12/22/2004                2.25%                      2.08%
         12/23/2004                2.25%                      2.09%
         12/24/2004                2.25%                      2.09%
         12/25/2004                2.25%                      2.10%
         12/26/2004                2.25%                      2.10%
         12/27/2004                2.25%                      2.10%
         12/28/2004                2.25%                      2.11%
         12/29/2004                2.25%                      2.11%
         12/30/2004                2.25%                      2.12%
         12/31/2004                2.25%                      2.12%
           1/1/2005                2.25%                      2.12%
           1/2/2005                2.25%                      2.12%
           1/3/2005                2.25%                      2.14%
           1/4/2005                2.25%                      2.15%
           1/5/2005                2.25%                      2.16%
           1/6/2005                2.25%                      2.17%
           1/7/2005                2.25%                      2.18%
           1/8/2005                2.25%                      2.19%
           1/9/2005                2.25%                      2.20%
          1/10/2005                2.25%                      2.20%
          1/11/2005                2.25%                      2.20%
          1/12/2005                2.25%                      2.20%
          1/13/2005                2.25%                      2.20%
          1/14/2005                2.25%                      2.20%
          1/15/2005                2.25%                      2.21%
          1/16/2005                2.25%                      2.21%
          1/17/2005                2.25%                      2.21%
          1/18/2005                2.25%                      2.22%
          1/19/2005                2.25%                      2.22%
          1/20/2005                2.25%                      2.22%
          1/21/2005                2.25%                      2.23%
          1/22/2005                2.25%                      2.23%
          1/23/2005                2.25%                      2.23%
          1/24/2005                2.25%                      2.24%
          1/25/2005                2.25%                      2.25%
          1/26/2005                2.25%                      2.26%
          1/27/2005                2.25%                      2.26%
          1/28/2005                2.25%                      2.27%
          1/29/2005                2.25%                      2.28%
          1/30/2005                2.25%                      2.29%
          1/31/2005                2.25%                      2.29%
           2/1/2005                2.50%                      2.30%
           2/2/2005                2.50%                      2.31%
           2/3/2005                2.50%                      2.31%
           2/4/2005                2.50%                      2.32%
           2/5/2005                2.50%                      2.32%
           2/6/2005                2.50%                      2.33%
           2/7/2005                2.50%                      2.33%
           2/8/2005                2.50%                      2.33%
           2/9/2005                2.50%                      2.34%
          2/10/2005                2.50%                      2.34%
          2/11/2005                2.50%                      2.34%
          2/12/2005                2.50%                      2.34%
          2/13/2005                2.50%                      2.35%
          2/14/2005                2.50%                      2.35%
          2/15/2005                2.50%                      2.35%
          2/16/2005                2.50%                      2.36%
          2/17/2005                2.50%                      2.36%
          2/18/2005                2.50%                      2.37%
          2/19/2005                2.50%                      2.37%
          2/20/2005                2.50%                      2.38%
          2/21/2005                2.50%                      2.38%
          2/22/2005                2.50%                      2.38%
          2/23/2005                2.50%                      2.39%
          2/24/2005                2.50%                      2.39%
          2/25/2005                2.50%                      2.39%
          2/26/2005                2.50%                      2.40%
          2/27/2005                2.50%                      2.40%
          2/28/2005                2.50%                      2.41%
           3/1/2005                2.50%                      2.41%
           3/2/2005                2.50%                      2.42%
           3/3/2005                2.50%                      2.43%
           3/4/2005                2.50%                      2.43%
           3/5/2005                2.50%                      2.44%
           3/6/2005                2.50%                      2.44%
           3/7/2005                2.50%                      2.45%
           3/8/2005                2.50%                      2.45%
           3/9/2005                2.50%                      2.45%
          3/10/2005                2.50%                      2.46%
          3/11/2005                2.50%                      2.47%
          3/12/2005                2.50%                      2.48%
          3/13/2005                2.50%                      2.48%
          3/14/2005                2.50%                      2.49%
          3/15/2005                2.50%                      2.49%
          3/16/2005                2.50%                      2.50%
          3/17/2005                2.50%                      2.51%
          3/18/2005                2.50%                      2.51%
          3/19/2005                2.50%                      2.51%
          3/20/2005                2.50%                      2.52%
          3/21/2005                2.50%                      2.52%
          3/22/2005                2.75%                      2.53%
          3/23/2005                2.75%                      2.54%
          3/24/2005                2.75%                      2.54%
          3/25/2005                2.75%                      2.55%
          3/26/2005                2.75%                      2.55%
          3/27/2005                2.75%                      2.56%
          3/28/2005                2.75%                      2.56%
          3/29/2005                2.75%                      2.56%
          3/30/2005                2.75%                      2.56%
          3/31/2005                2.75%                      2.56%
           4/1/2005                2.75%                      2.57%
           4/2/2005                2.75%                      2.59%
           4/3/2005                2.75%                      2.60%
           4/4/2005                2.75%                      2.62%
           4/5/2005                2.75%                      2.64%
           4/6/2005                2.75%                      2.65%
           4/7/2005                2.75%                      2.67%
           4/8/2005                2.75%                      2.67%
           4/9/2005                2.75%                      2.68%
          4/10/2005                2.75%                      2.68%
          4/11/2005                2.75%                      2.68%
          4/12/2005                2.75%                      2.69%
          4/13/2005                2.75%                      2.69%
          4/14/2005                2.75%                      2.70%
          4/15/2005                2.75%                      2.71%
          4/16/2005                2.75%                      2.72%
          4/17/2005                2.75%                      2.73%
          4/18/2005                2.75%                      2.73%
          4/19/2005                2.75%                      2.73%
          4/20/2005                2.75%                      2.74%
          4/21/2005                2.75%                      2.74%
          4/22/2005                2.75%                      2.74%
          4/23/2005                2.75%                      2.75%
          4/24/2005                2.75%                      2.75%
          4/25/2005                2.75%                      2.76%
          4/26/2005                2.75%                      2.76%
          4/27/2005                2.75%                      2.76%
          4/28/2005                2.75%                      2.76%
          4/29/2005                2.75%                      2.76%
          4/30/2005                2.75%                      2.77%
           5/1/2005                2.75%                      2.77%
           5/2/2005                2.75%                      2.77%
           5/3/2005                3.00%                      2.78%
           5/4/2005                3.00%                      2.79%
           5/5/2005                3.00%                      2.80%
           5/6/2005                3.00%                      2.81%
           5/7/2005                3.00%                      2.83%
           5/8/2005                3.00%                      2.84%
           5/9/2005                3.00%                      2.85%
          5/10/2005                3.00%                      2.86%
          5/11/2005                3.00%                      2.87%
          5/12/2005                3.00%                      2.88%
          5/13/2005                3.00%                      2.88%
          5/14/2005                3.00%                      2.88%
          5/15/2005                3.00%                      2.89%
          5/16/2005                3.00%                      2.89%
          5/17/2005                3.00%                      2.89%
          5/18/2005                3.00%                      2.89%
          5/19/2005                3.00%                      2.89%
          5/20/2005                3.00%                      2.89%
          5/21/2005                3.00%                      2.89%
          5/22/2005                3.00%                      2.89%
          5/23/2005                3.00%                      2.89%
          5/24/2005                3.00%                      2.89%
          5/25/2005                3.00%                      2.89%
          5/26/2005                3.00%                      2.89%
          5/27/2005                3.00%                      2.89%
          5/28/2005                3.00%                      2.89%
          5/29/2005                3.00%                      2.89%
          5/30/2005                3.00%                      2.89%
          5/31/2005                3.00%                      2.89%
           6/1/2005                3.00%                      2.89%
           6/2/2005                3.00%                      2.89%
           6/3/2005                3.00%                      2.90%
           6/4/2005                3.00%                      2.90%
           6/5/2005                3.00%                      2.90%
           6/6/2005                3.00%                      2.90%
           6/7/2005                3.00%                      2.91%
           6/8/2005                3.00%                      2.91%
           6/9/2005                3.00%                      2.91%
          6/10/2005                3.00%                      2.92%
          6/11/2005                3.00%                      2.92%
          6/12/2005                3.00%                      2.92%
          6/13/2005                3.00%                      2.93%
          6/14/2005                3.00%                      2.93%
          6/15/2005                3.00%                      2.93%
          6/16/2005                3.00%                      2.93%
          6/17/2005                3.00%                      2.93%
          6/18/2005                3.00%                      2.93%
          6/19/2005                3.00%                      2.93%
          6/20/2005                3.00%                      2.94%
          6/21/2005                3.00%                      2.94%
          6/22/2005                3.00%                      2.94%
          6/23/2005                3.00%                      2.95%
          6/24/2005                3.00%                      2.95%
          6/25/2005                3.00%                      2.96%
          6/26/2005                3.00%                      2.97%
          6/27/2005                3.00%                      2.98%
          6/28/2005                3.00%                      2.99%
          6/29/2005                3.25%                      3.00%
          6/30/2005                3.25%                      3.01%

The performance quoted above represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results and yields may vary. For the most recent SNAP Fund performance, call 1 800 570-7627 or visit www.vasnap.com.

Historical rates shown include realized gains and losses on the sale of securities and assume the reinvestment of dividends and capital gains distributions. The current seven-day yield does not include realized gains and losses on the sale of securities and more closely reflects the current earnings of the fund than the historical rate quotations. The SNAP Fund rates shown above reflect fee waivers by certain of the fund's service providers that subsidize and reduce the total operating expenses of the fund. The SNAP Fund's yields and returns would have been lower if there were no such waivers.

Prior to September 17, 2004, Evergreen Investment Management Company served as the Investment Manager to the SNAP Program and was the Investment Advisor of the SNAP Fund, a series of the Evergreen Select Money Market Trust ("Evergreen SNAP Fund"), the predecessor to the CCRF SNAP Fund, a series of the Commonwealth Cash Reserve Fund, Inc. The historical yields for the period prior to September 17, 2004 reflect the performance of the Evergreen SNAP Fund.

An investment in the SNAP Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

All data is as of June 30, 2005 and is subject to change. iMoneyNet First Tier Institutional Average yields and returns are provided by iMoneyNet, an Informa Financial company.


2  SNAP Fund Annual Report | June 30, 2005

MESSAGE FROM THE PORTFOLIO MANAGER
--------------------------------------------------------------------------------

We are pleased to present the annual report for the Commonwealth Cash Reserve Fund, Inc. SNAP Fund (the "Fund") for the year ended June 30, 2005.

Interest rates moved higher over the past year as the Federal Reserve undertook a campaign to raise overnight rates after two years at or near historic lows, and investors responded to solid economic growth and the prospect of accelerating prices. The increase in rates improved investment earnings for fund participants after a period when short-term rates hovered close to zero. The net 7-day yield of the Fund increased by nearly 2.00% from June 30, 2004 to June 30, 2005. Higher fund yields translate into higher interest income for our investors.

A number of factors contributed to the rise in interest rates. Chief among them was the Federal Open Market Committee's decision in May 2004 to begin raising short-term interest rates toward more normal levels. By June 30, the Fed raised the target federal funds rate in a series of 1/4 point increases, pushing the target overnight lending rate up from 1.00% in May of 2004 to 3.25% by June 30, 2005.

Although rising interest rates can erode market value and may depress total returns, these effects are more intensely felt in longer duration portfolios. The short average maturity of the SNAP Fund portfolio helps insulate it from this effect and enables its yield to follow closely those of other short-term money market instruments.

The decision to move away from an accommodative monetary policy came as the U.S. moved into its third straight year of solid economic growth, with 2004 Gross Domestic Product ("GDP") expanding at 3.9%, and GDP growth in the first calendar quarter of 2005 continuing this strength. Further, the labor market rebounded in 2004 posting a gain of an additional 2.2 million jobs to non-farm payrolls versus an increase of only 94,000 in 2003. This trend also continued in the first months of 2005 with the economy adding more than a million jobs from January through June. This, coupled with another strong showing in the equity markets - the Standard and Poor's Index registered a return of 11%, achieving the first consecutive two-year gains since 1998-1999 - supported the Fed's contention that the economy had stabilized and that it should turn its attention to dealing with the possibility of rising prices.

Indeed, inflation notched higher last year on the back of rising energy, health care and commodity prices. This trend continued into the first months of 2005 with the Fed worried that the pace of price rises would

                        Core CPI (Year-on-Year Change)

   [The following table was depicted as a line chart in the printed material.]

                             Jul-04      1.80%
                             Aug-04      1.70%
                             Sep-04      2.00%
                             Oct-04      2.00%
                             Nov-04      2.20%
                             Dec-04      2.20%
                             Jan-05      2.30%
                             Feb-05      2.40%
                             Mar-05      2.30%
                             Apr-05      2.20%
                             May-05      2.20%
                             Jun-05      2.00%


                                      SNAP Fund Annual Report | June 30, 2005  3
increase. While the absolute level of price increases is low by recent historic standards, the trend toward higher inflation (as illustrated on the accompanying chart) is troubling.

Investment Outlook and Strategy

As long as the market anticipates continued economic growth as well as rising (albeit still modest) inflation, we can expect to see short and intermediate-term interest rates continue to rise. Recent testimony by Fed Chairman Greenspan suggests that the federal funds rate will rise to 4.00% by year-end. Record high oil prices and inflated housing values provide fuel for those who worry that the Fed will continue to raise rates beyond this level.

We are committed to managing the SNAP Fund with prudence, emphasizing safety and liquidity while producing a yield that keeps pace with that of other high quality short-term instruments. In a period of rising short-term rates, we will seek to maintain the average maturity of the portfolio within a range that will permit us to respond quickly to continued changes in short-term rates.


Respectfully,

Marty Margolis
Michael Varano

PFM Asset Management LLC


4  SNAP Fund Annual Report | June 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of the Commonwealth Cash Reserve Fund, Inc. and the Shareholders of the SNAP Fund

We have audited the accompanying statement of net assets of the SNAP Fund (the "Fund"), a series of the Commonwealth Cash Reserve Fund, Inc., as of June 30, 2005, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Fund's statement of changes in net assets for the year ended June 30, 2004 and the financial highlights for the each of the years in the four year period then ended were audited by other auditors whose report dated August 13, 2004 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2005 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SNAP Fund as of June 30, 2005, and the results of their operations, changes in their net assets, and their financial highlights for the period indicated therein, in conformity with U.S. generally accepted accounting principles.


Philadelphia, Pennsylvania                                 /s/ Ernst & Young LLP
August 15, 2005


                                      SNAP Fund Annual Report | June 30, 2005  5

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a share outstanding throughout each period(1)

                                                                              Year Ended June 30,
                                           -----------------------------------------------------------------------------------------
                                                 2005                2004              2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $    1.000          $    1.000        $    1.000        $    1.000        $    1.000
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations
Net Investment Income(2)                        0.020               0.010             0.016             0.031             0.062
------------------------------------------------------------------------------------------------------------------------------------
Total From Operations                           0.020               0.010             0.016             0.031             0.062
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income(2)                       (0.020)             (0.010)           (0.016)           (0.031)           (0.062)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.020)             (0.010)           (0.016)           (0.031)           (0.062)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $    1.000          $    1.000        $    1.000        $    1.000        $    1.000
====================================================================================================================================
Total Return                                     2.12%               1.06%             1.49%             2.56%             6.05%
====================================================================================================================================
Ratios/Supplemental Data
Net Assets, End of Period (000)            $1,900,619          $1,774,652        $2,223,704        $1,677,555        $1,569,792
Ratio of Expenses to Average
  Net Assets(3)                                  0.13%(4)            0.08%             0.08%             0.08%             0.10%
Ratio of Net Investment Income to
  Average Net Assets                             2.09%(4)            1.05%             1.46%             2.51%             5.85%
====================================================================================================================================

(1) Effective September 17, 2004, the Evergreen Select Money Market Trust - SNAP Fund Series was merged into the SNAP(R) Fund, a series of the Commonwealth Cash Reserve Fund, Inc. The financial highlights for the periods prior to September 17, 2004 reflect the operating history of the Evergreen Select Money Market Fund - SNAP Fund Series.
(2) Includes net realized capital gains and losses, if any, which were less than $0.005 per share.
(3) The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
(4)   Annualized.

The accompanying notes are an integral part of these financial statements .


6  SNAP Fund Annual Report | June 30, 2005

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

June 30, 2005
                                                          Face
                                                         Amount         Value
--------------------------------------------------------------------------------
BANKERS ACCEPTANCES (0.2%)
Rabobank (NY)
  3.29%    8/30/05...............................   $ 4,000,000    $  3,978,267
                                                                   ------------
Total Bankers Acceptances .....................................       3,978,267
                                                                   ------------
CERTIFICATES OF DEPOSIT (15.6%)

Barclays Bank
  3.25%    8/5/05................................    85,000,000      85,000,000
BNP Paribas Finance
  3.38%    9/8/05................................    50,000,000      49,971,585
CS First Boston
  3.09%    7/5/05................................    82,000,000      82,000,000
  3.30%    8/5/05................................    10,000,000      10,000,000
Royal Bank of Scotland
  3.05%    7/1/05................................    70,000,000      70,000,000
                                                                   ------------
Total Certificates of Deposit .................................     296,971,585
                                                                   ------------

ASSET-BACKED COMMERCIAL PAPER (9.3%)

Amstel Funding Corporation
  3.31%    7/26/05...............................    20,000,000      19,954,167
Sheffield Receivable Corporation
  3.08%    7/5/05................................    10,000,000       9,996,878
  3.08%    7/6/05................................    21,090,000      21,081,008
  3.34%    7/15/05...............................    45,000,000      44,941,725
Yorktown Capital LLC
  3.23%    7/20/05...............................    70,000,000      69,881,039
  3.31%    8/5/05................................    10,040,000      10,007,788
                                                                   ------------
Total Asset-Backed Commercial Paper ...........................     175,862,605
                                                                   ------------

COMMERCIAL PAPER (25.1%)

Goldman Sachs Group, Inc.
  3.15%    7/1/05................................    35,000,000      35,000,000
  3.26%    7/21/05...............................    50,000,000      49,909,722
Greyhawk Funding
  3.33%    8/5/05................................    20,000,000      19,935,444
  3.22%    8/8/05................................    70,000,000      69,763,555
Kitty Hawk Funding
  3.09%    7/8/05................................    33,523,000      33,502,923
Morgan Stanley Dean Witter
  *3.29%   10/25/05..............................    95,000,000      95,000,000
Ranger Funding Co.
  3.26%    7/28/05...............................    35,000,000      34,914,687
  3.27%    7/29/05...............................    55,000,000      54,860,622
Societe Generale, N.A.
  3.04%    7/1/05................................    15,000,000      15,000,000
Westdeutsche Landesbank AG
  3.07%    7/1/05................................    70,000,000      70,000,000
                                                                   ------------
Total Commercial Paper ........................................     477,886,953
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                                      SNAP Fund Annual Report | June 30, 2005  7

STATEMENT OF NET ASSETS continued
--------------------------------------------------------------------------------
June 30, 2005

CORPORATE NOTES (0.9%)
General Electric Capital Corporation
  3.23%    1/30/06..............................  $ 16,889,000  $    16,852,257
                                                                 --------------
Total Corporate Notes .........................................      16,852,257
                                                                 --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (45.0%)
Fannie Mae Discount Notes
  2.41%    9/16/05..............................    16,296,000       16,213,916
  2.46%    10/14/05.............................    15,000,000       14,895,000
Fannie Mae Mortgage-Backed Security
 Discount Notes
  3.08%    7/1/05...............................   102,000,000      102,000,000
  3.07%    7/1/05...............................    64,650,000       64,650,000
  3.08%    7/1/05...............................    78,872,250       78,872,250
  3.08%    7/1/05...............................    55,447,402       55,447,402
  3.29%    8/1/05...............................    50,000,000       49,858,778
  3.12%    8/1/05...............................    98,777,000       98,513,751
  2.85%    9/1/05...............................    20,000,000       19,903,900
  3.43%    10/3/05..............................    50,000,000       49,556,111
  3.43%    10/3/05..............................    40,000,000       39,644,889
  3.41%    10/3/05..............................    10,000,000        9,922,072
  3.47%    10/11/05.............................    34,915,000       34,598,049
Fannie Mae Notes
  *3.03%   10/21/05.............................    50,000,000       49,990,113
  *3.22%   5/9/06...............................    15,000,000       14,996,153
Federal Home Loan Bank Notes (Callable)
  2.22%    8/9/05...............................    15,000,000       15,000,000
Freddie Mac Discount Notes
  2.70%    8/8/05...............................    34,042,000       33,946,480
  2.19%    8/23/05..............................    32,988,000       32,883,826
  2.26%    9/20/05..............................    65,000,000       64,676,225
  2.37%    10/18/05.............................    10,000,000        9,930,059
                                                                 --------------
Total U.S. Government & Agency Obligations ....................     855,498,974
                                                                 --------------
REPURCHASE AGREEMENTS (12.9%)
Morgan Stanley
  3.30%    7/1/05...............................   150,000,000      150,000,000
  (Dated 6/30/05, repurchase price $150,013,750,
  collateralized by Fannie Mae Securities, 3.10%
  to 7.25%, maturing 4/4/07 to 11/15/30, market
  value $153,617,160)
  3.35%    7/1/05...............................    95,770,000       95,770,000
  (Dated 6/30/05, repurchase price $95,778,912,
  collateralized by Fannie Mae Securities, 3.10%
  to 7.25%, maturing 4/4/07 to 11/15/30, market
  value $98,079,439)
                                                                 --------------
Total Repurchase Agreements...................... .............     245,770,000
                                                                 --------------
TOTAL INVESTMENTS (109.0%) ....................................   2,072,820,641
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-9.0%)** .........    (172,201,854)
NET ASSETS (100.0%)
    Applicable to 1,900,618,787 outstanding shares of
    beneficial interest (3,000,000,000 shares authorized
    - no par value)............................................  $1,900,618,787
                                                                 ==============
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE ....................................          $ 1.00
===============================================================================

* Floating Rate Note, rate shown is that which was in effect at June 30, 2005.

** Includes a $183,579,899 liability for securities purchased and not yet settled and a $9,996,300 asset for securities sold and not yet settled.

The accompanying notes are an integral part of these financial statements.


8  SNAP Fund Annual Report | June 30, 2005

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                      Year Ended
                                                                      June 30,
                                                                        2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest Income                                                    $ 39,751,688
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Advisory Fees                                                         1,494,288
Transfer Agent Fees                                                      26,627
Banking Fees                                                            288,679
Audit Fees                                                               23,126
Legal Fees                                                              206,745
Directors Fees and Expenses                                              55,400
Registration and Filing Fees                                             94,707
Insurance, Rating and Other                                             123,433
--------------------------------------------------------------------------------
Total Expenses                                                        2,313,005
 Less Fee Waivers and Expense Reimbursements                            (22,779)
--------------------------------------------------------------------------------
Net Expenses                                                          2,290,226
--------------------------------------------------------------------------------
Net Investment Income                                                37,461,462
--------------------------------------------------------------------------------
Net Realized (Loss) on Sale of Investments                              (67,078)
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
from Operations                                                    $ 37,394,384
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     Year Ended       Year Ended
                                                      June 30,         June 30,
                                                        2005             2004
------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
------------------------------------------------------------------------------------
Operations
 Net Investment Income                            $    37,461,462    $    20,258,378
 Net Realized (Loss) on Sale of Investments               (67,078)                --
------------------------------------------------------------------------------------
Net Increase in Net Assets                             37,394,384         20,258,378
------------------------------------------------------------------------------------
Distributions
 Net Investment Income                                (37,394,384)       (20,258,378)
------------------------------------------------------------------------------------
Total Distributions                                   (37,394,384)       (20,258,378)
------------------------------------------------------------------------------------
Capital Share Transactions (at $1.00 per share)
 Issued                                             2,502,800,762      1,514,754,399
 Redeemed                                          (2,414,228,774)    (1,984,064,793)
 Distributions Reinvested                              37,394,384         20,258,839
------------------------------------------------------------------------------------
 Net Increase (Decrease) from Capital Share
   Transactions                                       125,966,372       (449,051,555)
------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets               125,966,372       (449,051,555)
------------------------------------------------------------------------------------
Net Assets
 Beginning of Period                                1,774,652,415      2,223,703,970
                                                  ---------------    ---------------
 End of Period                                    $ 1,900,618,787    $ 1,774,652,415
====================================================================================

The accompanying notes are an integral part of these financial statements.


                                      SNAP Fund Annual Report | June 30, 2005  9

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

A.    ORGANIZATION

      The Commonwealth Cash Reserve Fund, Inc. ("CCRF") is registered under the Investment Company Act of 1940, as a diversified open-end investment company and was organized as a Virginia corporation on December 8, 1986. CCRF offers three separate investment portfolios: the SNAP(R) Fund ("SNAP Fund" or "the Fund"), the Commonwealth Cash Reserve Fund ("CCRF Prime Portfolio" or "Prime Portfolio") and the CCRF Federal Portfolio ("Federal Portfolio"). All are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The SNAP Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry; the issuers' abilities to meet their obligations may be affected by economic developments in such industry. Like the SNAP Fund, the Prime Portfolio invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry. The Federal Portfolio invests only in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Federal Portfolio commenced operations on May 19, 2003. The SNAP Fund commenced operations on September 17, 2004 through an exchange of shares with the Evergreen Select Money Market Trust
      - SNAP Fund Series in the amount of $1,846,930,532.

      This annual report represents the annual report of only the SNAP Fund. The Prime Portfolio and the Federal Portfolio annual report is presented separately and can be provided upon request by contacting CCRF.

B.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The following significant accounting policies of the SNAP Fund are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

      1. Securities held are stated at amortized cost, which approximates fair value at June 30, 2005. It is the SNAP Fund's policy to compare amortized cost and fair value of securities weekly and as of the last business day of each month.

      2. Security transactions are accounted for on the trade date. Costs used in


10  SNAP Fund Annual Report | June 30, 2005
            determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

      3. Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant's account by the purchase of additional shares of the SNAP Fund on the last day of each month.

      4. The Fund invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the SNAP Fund's custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      5. The Fund intends to qualify or to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At June 30, 2005, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Fund are considered ordinary income for federal income tax purposes.

C.    FEES AND CHARGES

      In conjunction with the reorganization of the SNAP Fund into CCRF, CCRF entered into agreements with PFM Asset Management LLC ("PFM") to provide investment advisory, administration, and transfer agent services to the SNAP Fund. Prior to this, the Evergreen Investment Management Company, LLC ("EIMC") served as the investment advisor and administrator for the Fund and State Street Bank and Trust served as transfer agent for the Fund.

      Fees for investment advisory services provided by PFM to the Fund are calculated at an annual rate of .08% of the average daily net assets of the Fund up to $1 billion and .06% on such assets in excess of $1 billion. Fees for administrative and transfer agent services provided by PFM to the Fund are limited to out-of-pocket expenses attributable to the performance of duties under the administration and transfer agency agreements. There were no administrative fees charged to the Fund by PFM during the year ended June 30, 2005. Transfer agent fees totaling $45,000 were charged to the Fund by PFM and EIMC.


                                     SNAP Fund Annual Report | June 30, 2005  11

      The Fund has adopted an Amended and Restated Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, which permits the Fund to bear certain expenses in connection with the distribution of its shares, provided the requirements of the Rule are met. PFM Fund Distributors, Inc. (the "Distributor") serves as the Fund's Distributor pursuant to a distribution agreement with the Fund. The Distributor is a wholly-owned subsidiary of PFM. The Distribution Plan does not authorize the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of Fund shares. Any payments made under the Plan shall be made only as determined from time to time by the Board of Directors. For the year ended June 30, 2005, there were no distribution or 12b-1 fees paid by the Fund.

      During the year ended June 30, 2005, the Fund incurred approximately $13,000 of legal expenses for services of a law firm of which the Secretary of CCRF is a Partner.

      The Fund has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund's management believes the likelihood of a claim being made is remote.

D.    GOVERNMENTAL ACCOUNTING STANDARDS

      Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Fund is not subject to GAS, the following risk disclosures of its investment portfolio as of June 30, 2005 have been provided for the information of the Fund's shareholders.

      Credit Risk

      The Fund's investment policies are outlined in the Fund's Prospectus and are further described in the Fund's Statement of Additional Information. The Fund may only purchase securities which are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts.


12  SNAP Fund Annual Report | June 30, 2005

      As of June 30, 2005, the Fund's investment portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor's as follows:

               S&P              Percentage of
             Rating               Portfolio
             ---------------------------------
               AAA                 16.5%
              A-1+                 72.8%
               A-1                 10.7%

      The above ratings of the Fund include the ratings of collateral underlying repurchase agreements in effect at June 30, 2005.

      Concentration of Credit Risk

      The Fund may not purchase any securities if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). The Fund may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the it's total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

      Although the Fund may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see "Investment Objective and Policies" in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Fund may not sell securities short (i.e. sell securities that it does not own) and may not buy securities on margin. The Fund may not buy securities that cannot be freely sold for legal reasons. The Fund may not purchase securities of any other investment company if more than 10% of it's total assets would then be invested in investment companies. The Fund may not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Fund's investment policy establishes certain restrictions on investments and limitations on portfolio composition.


                                     SNAP Fund Annual Report | June 30, 2005  13

The Fund's investment policy provides that no more than 35% of its investment portfolio may be invested in commercial paper, and no more than 5% of its investment portfolio may be invested in commercial paper of any single issuer.

The Fund's investment portfolio at June 30, 2005 included the following issuers which individually represented greater than 5% of the Fund's total investment portfolio:

                                       Percentage
                        Issuer        of Portfolio
                      ----------------------------
                      Freddie Mac         6.8%
                      Fannie Mae          45.6%

Interest Rate Risk

The Fund's investment policy limits its exposure to market value fluctuations due to changes in interest rates by requiring that (1) the Fund maintain a dollar-weighted average maturity of not greater than ninety days; (2) requiring that any investment securities purchased by the Fund have remaining maturities of 397 days or less; and (3) further limiting the remaining maturity of any commercial paper purchased by the Fund to 270 days or less.

The weighted average maturity of the Fund's entire portfolio at June 30, 2005 was 26.8 days. The fair value and weighted average maturity of the types of investments in which the Fund was invested at June 30, 2005 are as follows:

                                                                   Weighted
                                                                   Average
      Type of Investments                    Fair Value           Maturity
--------------------------------------------------------------------------------
U.S. Government Agency Bonds               $775,512,707          136.8 Days
U.S. Government Agency Discount Notes      $ 79,986,267           40.9 Days
Bankers'Acceptances                        $  3,978,267           61.0 Days
Certificates of Deposit                    $296,971,585           24.9 Days
Corporate Notes                            $ 16,852,257          214.0 Days
Asset-Backed Commercial Paper              $175,862,604           17.8 Days
Commercial Paper                           $477,886,955           38.8 Days
Repurchase Agreements                      $245,770,000            1.0 Days


14  SNAP Fund Annual Report | June 30, 2005

INFORMATION ABOUT THE CCRF BOARD OF DIRECTORS, OFFICERS AND ADVISORY BOARD (Unaudited)
--------------------------------------------------------------------------------

Each member of the Board of Directors of CCRF was elected by CCRF's shareholders. Under CCRF's amended and restated bylaws, each of CCRF's Directors will hold office until his successor is elected and qualified or until earlier resignation or removal. Vacancies of the Board of Directors may be filled by the remaining Board members until the next shareholders' meeting, subject to restrictions described in the Fund's Prospectus and Statement of Additional Information.

The only fees the Fund pays to Directors who are "interested persons" or to any of the Fund's officers are to Mr. Laine, CCRF's President, who is the president and sole shareholder of the Former Distributer of the Prime Portfolio and Federal Portfolio. No officer of the Fund received any remuneration as an officer or employee of the Fund during the year ended June 30, 2005. Through December 31, 2004, Directors who are not "interested persons" of the Fund received from the Fund an annual retainer of $1,000 plus $250 per meeting attended. Effective January 1, 2005, Directors who are not "interested persons" of the Fund received from the Fund an annual retainer of $5,000 plus $500 per meeting attended, and the Board chairman and committee chairman receive an additional annual retainer of $1,000. For the year ended June 30, 2005, such fees totaled $12,000. The Independent Directors are responsible for the nomination of any individual to serve as an Independent Director. Advisory Board Members receive no compensation from the Fund.

The following table sets forth certain information about the Fund's Officers, Directors and Advisory Board Members.

Name, Position Held with Fund,     Principal Occupation(s) During the Past
(Served Since), Birthyear, Other   Five Years (Number of Portfolios in Fund
Directorships Held                 Complex Overseen by Director/
                                   Officer/Advisory Board Member)
================================================================================
INDEPENDENT DIRECTORS

Giles Dodd                         Director of Finance, City of Greenville,
Director (1996)                    South Carolina, 1993-1996;
Birthyear: 1926                    Retired Director of Finance/Assistant City
Other directorships: None          Manager, City of Virginia Beach;
                                   Past President Virginia Government Finance
                                   Officers Association; (3)
--------------------------------------------------------------------------------
Robert J. Fagg, Jr.                Retired Director of the Annual Giving
Director (1986)                    Program, Virginia Commonwealth
Birthyear: 1940                    University, 1981-1998; Development Officer,
Other directorships: None          1974-1981; (3)
--------------------------------------------------------------------------------
Robert R. Sedivy                   Vice President-Finance and Treasurer,
Director (1996)                    Collegiate School, Richmond,
Birthyear: 1946                    Virginia, 1988-present; Past President,
Other directorships: None          Virginia Association of
                                   Independent Schools Financial Officers
                                   Group; (3)
================================================================================


                                     SNAP Fund Annual Report | June 30, 2005  15

Name, Position Held with Fund,     Principal Occupation(s) During the Past
(Served Since), Birthyear, Other   Five Years (Number of Portfolios in Fund
Directorships Held                 Complex Overseen by Director/
                                   Officer/Advisory Board Member)
================================================================================
OFFICERS AND AFFILIATED DIRECTORS

Jeffrey A. Laine                   President, Commonwealth Financial Group,
Director, President & Treasurer    Inc., (the CCRF Prime and Federal
(1986)                             Portfolios' Former Distributor)
Birthyear: 1957                    1994-present; President, Laine Financial
Other directorships: None          Group, Inc., (an investment advisory firm)
                                   1992-present; (3)
--------------------------------------------------------------------------------
Martin P. Margolis                 President, PFM Asset Management LLC (the
Director & Vice President (1996)   Fund's investment adviser) 2001-present;
Birthyear: 1944                    Managing Director, Public Financial
Other directorships: None          Management, Inc., (an investment advisory
                                   firm) 1986-present; (3)
--------------------------------------------------------------------------------
Arthur E. Anderson II              Mr. Anderson has been a partner of the law
Secretary (1994-2005*)             firm McGuire Woods LLP for more than the
Birthyear: 1959                    last five years; (3)
Other directorships: None
================================================================================

ADVISORY BOARD MEMBERS

Larry W. Davenport                 Director of Finance, Hampton Roads Transit,
Advisory Board Member (1995)       Virginia, 2004-present;
Birthyear: 1946                    Director of Finance, Southeastern Public
Other directorships: None          Service Authority, Virginia, 1998-2004; (3)
--------------------------------------------------------------------------------
Dennis W. Kerns                    County Administrator, King George County,
Advisory Board Member (1996)       2001-present; Past President, Virginia
Birthyear: 1937                    Government Finance Officers Group; (3)
Other directorships: None
--------------------------------------------------------------------------------
Christopher Martino                Director of Finance, Prince William County,
Advisory Board Member (1996)       Virginia, February 1996-
Birthyear: 1956                    present; Certified Public Accountant,
Other directorships: None          Member of the Government Finance
                                   Officers Association. (3)
--------------------------------------------------------------------------------
Roger W. Mitchell, Jr.             Director of Finance/Treasurer, Town of
Advisory Board Member (1994)       Culpeper, Virginia, 1991-2004; (3)
Birthyear: 1960
Other directorships: None
--------------------------------------------------------------------------------
Clarence A. Robinson               Director of Fiscal Affairs, City of
Advisory Board Member (1998)       Fredericksburg, Virginia, 1986-present; (3)
Birthyear: 1948
Other directorships: None
================================================================================

* Resigned effective July 20, 2005.


16  SNAP Fund Annual Report | June 30, 2005

The Board has established an Audit Committee, which consists of all of the Independent Directors, and which operates in accordance with the Committee's charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Fund and, as appropriate, the internal controls of certain service providers to the Fund; oversee the quality and objectivity of the Fund's financial statements and the independent audit thereof; act as a liaison between the Fund's independent auditors and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. Prior to the establishment of the Audit Committee, these responsibilities were undertaken directly by the Board. The Audit Committee met three times during the year ended June 30, 2005.

The address of each Independent Director and Advisory Board Member is 4601 North Fairfax Drive, Suite 1130, Arlington, Virginia 22203-1547. The mailing address of Mr. Laine is 38 Cohasset Lane, Cherry Hill, NJ 08003; the mailing address of Mr. Margolis is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101; and the mailing address of Mr. Anderson is One James Center, 901 E. Cary St., Richmond, VA 23219.

For further information on payments made to officers of the Fund for services performed, refer to Note C of the financial statements.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Officers, Directors and Advisory Board Members, and is available, without charge, upon request by calling (800) 338-3383.


                                     SNAP Fund Annual Report | June 30, 2005  17

VIRGINIA TREASURY BOARD AND
SNAP PROGRAM ADVISORY BOARD (Unaudited)
--------------------------------------------------------------------------------

The SNAP Program Investment Manager has appointed an Advisory Board of local government officials to provide consultation and advice to the Program. Members of the SNAP Advisory Board do not serve on the Virginia Treasury Board and do not serve as directors or officers of the SNAP Fund, but may be employees of Virginia governmental entities that participate in the SNAP Program. SNAP Advisory Board members receive no compensation for their services on the SNAP Advisory Board and do not have authority to bind the Virginia Treasury Board, the SNAP Program or the SNAP Fund.

    Commonwealth of                    SNAP(R) Program Advisory Board
Virginia Treasury Board
                             Terry S. Adams                  Rodney Oliver
 Jody M. Wagner, Chair      John T. Atkinson            C. William Orndoff, Jr.
  K. David Boyer, Jr.        Reta R. Busher                 Fred W. Parker
   Kenneth N. Daniels      Barbara O. Carraway            Larry K. Pritchett
  Douglas W. Densmore       Richard A. Cordle               Andrew Rountree
   Kenneth W. Thorson       John J. Cusimano                 John H. Tuohy
   David A. Von Moll         Darryl V. Hill                Ronald H.Williams
   Wayne F. Wilbanks       Francis X. O'Leary


18  SNAP Fund Annual Report | June 30, 2005

INFORMATION ABOUT THE FUND'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the SNAP Fund ("the Fund"), it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. The Fund does not charge their shareholders transaction-based fees or distribution fees; however, as with all mutual funds, the Fund does incur operating expenses. So when invested in the Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2005. This example illustrates the Fund's expenses in two ways:

Actual Returns and Expenses This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using the Fund's actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled "Expenses Paid During the Period" for the Fund to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare the Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds' actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.


                                     SNAP Fund Annual Report | June 30, 2005  19

Expenses and Value of a $1,000 Investment in the SNAP Fund
for the Six Months Ended June 30, 2005
--------------------------------------------------------------------------------

                                                  Beginning                                 Expenses
                                                Account Value            Ending         Paid Per $1,000
                                                 January 1,          Account Value           During
                                                    2005             June 30, 2005          Period*
--------------------------------------------------------------------------------------------------------
Based on Actual SNAP Fund
Expenses and Returns                             $ 1,000.00            $ 1,013.00            $ 0.55

Based on Actual SNAP Fund Expenses
and a Hypothetical 5% Return                     $ 1,000.00            $ 1,024.25            $ 0.55
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the SNAP Fund's annualized expense ratio of 0.11% multiplied by the average account value over the period, multiplied by 181 days in the most recent fiscal half-year divided by 365.
========================================================================================================

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the SNAP Fund does not charge their shareholders transaction-based fees or distribution fees, however other funds used to compare to may charge transactional fees or distribution fees. If transactional or distribution fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.


20  SNAP Fund Annual Report | June 30, 2005

--------------------------------------------------------------------------------

                                        Investment Advisor
       [LOGO]                           PFM Asset Management LLC
   Virginia State                       One Keystone Plaza
---------------------                   Suite 300
       SNAP(R)                          North Front & Market Streets
---------------------                   Harrisburg, Pennsylvania 17101-2044
Non-Arbitrage Program
                                        Distributor
                                        PFM Fund Distributors, Inc.
                                        One Keystone Plaza
                                        Suite 300
                                        North Front & Market Streets
                                        Harrisburg, Pennsylvania 17101-2044

                                        Custodian
                                        Wachovia Bank, N.A.
                                        123 South Broad Street
                                        Philadelphia, PA 19109

                                        Transfer Agent
                                        PFM Asset Management LLC
                                        One Keystone Plaza
                                        Suite 300
                                        North Front & Market Streets
                                        Harrisburg, Pennsylvania 17101-2044

                                        Independent Registered Public
                                        Accounting Firm
                                        Ernst & Young LLP
                                        Two Commerce Square, Suite 4000
                                        2001 Market Street
                                        Philadelphia, Pennsylvania 19103

                                        Counsel
                                        Schulte Roth & Zabel LLP
                                        919 Third Avenue
[LOGO] Commonwealth                     New York, NY 10022
-------------------
Cash Reserve Fund

Commonwealth Cash Reserve Fund, Inc.
4601 North Fairfax
Drive, Suite 1130 Arlington, Virginia 22203-1547
1-800-338-3383

--------------------------------------------------------------------------------

Item 2. Code of Ethics.

AS OF THE END OF THE REPORTING PERIOD, THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. A COPY OF THIS CODE OF ETHICS IS ATTACHED AS
EXHIBIT 12(a)(1). FOR THE YEAR ENDED JUNE 30, 2005, THERE WERE NO AMENDMENTS TO ANY PROVISION OF THE REGISTRANT'S CODE OF ETHICS, NOR WERE THERE ANY WAIVERS GRANTED FROM ANY PROVISION OF THE REGISTRANT'S CODE OF ETHICS.

Item 3. Audit Committee Financial Expert.

THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT DOES NOT HAVE AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE. THE REGISTRANT'S BOARD OF DIRECTORS BELIEVES THAT THE MEMBERS OF THE AUDIT COMMITTEE ARE FINANCIALLY LITERATE AND HAVE THE FINANCIAL KNOWLEDGE AND EXPERTISE NECESSARY TO UNDERSTAND THE FINANCIAL STATEMENTS AND OPERATIONS OF A REGISTERED INVESTMENT COMPANY THAT INVESTS EXCLUSIVELY IN SECURITIES ELIGIBLE FOR PURCHASE UNDER RULE 2a-7 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT"). IN ADDITION, EACH OF THE MEMBERS OF THE REGISTRANT'S AUDIT COMMITTEE HAS SERVED IN SUCH CAPACITY FOR AT LEAST THE LAST NINE YEARS AND ARE FAMILIAR WITH THE OPERATIONS OF A MONEY MARKET FUND.

Item 4. Principal Accountant Fees and Services.

THIS ITEM REQUIRES LISTING THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANTS PRINCIPAL ACCOUNTANT BY TYPE OF SERVICE. DUE TO THE CHANGE IN THE REGISTRANT'S FISCAL YEAR-END IN THE PRIOR CALENDAR YEAR, THE PRIOR YEAR ANNUAL REPORT WAS AN ABBREVIATED THREE-MONTH PERIOD. THEREFORE, IN ORDER TO ENSURE THAT THE INFORATION FILED IS NOT MISLEADING, THE REGISTRANT HAS ELECTED TO INCLUDE THE AGGREGATE FEES BILLED IN EACH OF THE LAST THREE FISCAL YEARS BY THE REGISTRANTS PRINCIPAL ACCOUNTANT BY TYPE OF SERVICE. SUCH FEES WERE AS FOLLOWS:

                                            THREE-MONTH
                           FISCAL YEAR      FISCAL YEAR         FISCAL YEAR
                             ENDED             ENDED              ENDED
                            6/30/05           6/30/04            3/31/04
                            -------           -------            -------

(a) AUDIT FEES:            $ 40,000*         $ 19,000           $ 25,600

(b) AUDIT-RELATED FEES:    $      0          $      0           $      0

(c) TAX FEES:              $      0          $      0           $      0

(d) ALL OTHER FEES:        $      0          $      0           $      0

* INCLUDES AUDIT OF SNAP(R) FUND, WHICH BECAME A PORTFOLIO OF THE REGISTRANT ON SEPTEMBER 17, 2004.

(e) (1) THE REGISTRANT'S AUDIT COMMITTEE OPERATES PURSUANT TO AN AUDIT COMMITTEE CHARTER (THE "CHARTER") WHICH WAS APPROVED BY THE REGISTRANT'S BOARD OF DIRECTORS ON JULY 31, 2003. INCLUDED IN THE CHARTER ARE REQUIREMENTS THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT THE REGISTRANT EMPLOY ITS AUDITOR TO RENDER "PERMISSIBLE NON-AUDIT SERVICES" (AS THAT TERM IS DESCRIBED BY RULE 2-01(C)(4) OF REGULATION S-X) TO THE REGISTRANT. THE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT ANY "SERVICE ORGANIZATION", AS SUCH TERM IS DEFINED IN THE CHARTER, THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, EMPLOY THE REGISTRANT'S AUDITOR TO RENDER NON-AUDIT SERVICES, IF SUCH ENGAGEMENT WOULD RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT, TO DETERMINE WHETHER THE PROVISION OF SUCH SERVICES IS CONSISTENT WITH THE AUDITOR'S INDEPENDENCE.

THE CHARTER SPECIFIES THAT, NOTWITHSTANDING THE ABOVE REQUIREMENTS, PRE-APPROVAL BY THE AUDIT COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS:

      (1) WITH RESPECT TO THE REGISTRANT, THE AGGREGAGE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE REGISTRANT CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES PAID TO THE AUDITOR BY THE REGISTRANT DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

      (2) WITH RESPECT TO ANY SERVICE ORGANIZATION THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE AUDIT COMMITTEE) PAID TO THE AUDITOR BY THE REGISTRANT AND SUCH ORGANIZATIONS IN THE AGGREGATE DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

      (3) SUCH SERVICES WERE NOT RECOGNIZED BY THE REGISTRANT AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND

      (4) SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE AUDIT COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF THE AUDIT BY THE AUDIT COMMITTEE.

(e) (2) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED

(f) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT'S PRINCIPAL ACCOUNTANT'S FULL-TIME EMPLOYEES.

(g) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

(h) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.


Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT'S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT'S ANNUAL REPORTS TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE; THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE 1940 ACT) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(b) THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL HALF YEAR OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.


Item 12. Exhibits.

(a) (1) THE REGISTRANTS CODE OF ETHICS THAT WAS FORMALLY ADOPTED ON APRIL 27, 2004 IS ATTACHED HERETO AS EXHIBIT 99.CODEOFETHICS.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth Cash Reserve Fund, Inc.


By (Signature and Title)*           /s/ Jeffrey A. Laine
                         -------------------------------------------------------
                                        Jeffrey A. Laine, President

Date    9/6/2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Jeffrey A. Laine
                         -------------------------------------------------------
                                        Jeffrey A. Laine, President


Date    9/6/2005


By (Signature and Title)*           /s/ Jeffrey A. Laine
                         -------------------------------------------------------
                                        Jeffrey A. Laine, Treasurer


Date    9/6/2005

* Print the name and title of each signing officer under his or her signature.